File No. 333-53614

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 2

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

                             FT 503
             BANDWIDTH SOLUTIONS PORTFOLIO, SERIES 5
                BIOTECHNOLOGY PORTFOLIO, SERIES 5
                 E-BUSINESS PORTFOLIO, SERIES 5
              E-INFRASTRUCTURE PORTFOLIO, SERIES 4
                FIBER OPTICS PORTFOLIO, SERIES 4
            GENOMICS & PROTEOMICS PORTFOLIO, SERIES 4
              GLOBAL TECHNOLOGY PORTFOLIO, SERIES 3
                SEMICONDUCTOR PORTFOLIO, SERIES 6
            SOFTWARE INNOVATIONS PORTFOLIO, SERIES 5
             WORLD WIDE WIRELESS PORTFOLIO, SERIES 4
                      (Exact Name of Trust)

                  First Trust Portfolios, L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          First Trust Portfolios, L.P. CHAPMAN AND CUTLER
          Attn:  James A. Bowen        Attn:  Eric F. Fess
          1001 Warrenville Road        111 West Monroe Street
          Lisle, Illinois  60532       Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  April 30, 2003
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)


                                      FT 503
                     BANDWIDTH SOLUTIONS PORTFOLIO, SERIES 5
                                 1,317,808 UNITS


PROSPECTUS
Part One
Dated April 30, 2003

Note:   Part One of this Prospectus may not be distributed unless accompanied s by Part Two and Part Three.

The Trust

FT 503, Bandwidth Solutions Portfolio, Series 5 (the "Trust") is a unit investment trust consisting of a diversified portfolio containing common stocks of telecommunications companies which focus on bandwidth technologies. At March 3, 2003, each Unit represented a 1/1,317,808 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.4% of the Public Offering Price (3.520% of the net amount invested) including Income and Principal cash. At March 3, 2003, the Public Offering Price per Unit was $1.594 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

           Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 503
                     BANDWIDTH SOLUTIONS PORTFOLIO, SERIES 5
              SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 3, 2003

                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank

GENERAL INFORMATION
Number of Units                                                                      1,317,808
Fractional Undivided Interest in the Trust per Unit                                1/1,317,808
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                                   $2,049,256
   Aggregate Value of Securities per Unit                                               $1.555
   Income and Principal cash (overdraft) in the Portfolio                            $(20,228)
   Income and Principal cash (overdraft) per Unit                                      $(.015)
   Sales Charge 3.520% (3.4% of Public Offering Price,
      including Income and Principal Cash)                                               $.054
   Public Offering Price per Unit                                                       $1.594
Redemption Price and Sponsor Repurchase Price per Unit
   ($.054 less than the Public Offering Price per Unit)                                 $1.540

Date Trust Established                                                        January 24, 2001
Mandatory Termination Date                                                       July 26, 2006

Evaluator's Annual Fee:  $.0030 per Unit.  Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a
U.S. national securities exchange on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor:  Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor:  $.0015 per Unit annually.

Trustee's Annual Fee:  $.0096 per Unit.

Creation and development fee: 0.35% of daily average net assets, maximum of 0.55% of a Unit holder's initial investment. Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital
Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 1,000 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 503,
Bandwidth Solutions Portfolio, Series 5


We have audited the statement of assets and liabilities of FT 503, Bandwidth Solutions Portfolio, Series 5 (the "Trust"), including the schedule of investments, as of December 31, 2002, and the related statements of operations and of changes in net assets for the year then ended and for the period from January 24, 2001 (Initial Date of Deposit) to December 31, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 503, Bandwidth Solutions Portfolio, Series 5, at December 31, 2002, and the results of its operations and changes in its net assets for the year then ended and for the period from January 24, 2001 (Initial Date of Deposit) to December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
April 14, 2003

                                     FT 503
                     BANDWIDTH SOLUTIONS PORTFOLIO, SERIES 5

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2002



ASSETS

Securities, at fair value (cost, $6,212,836)                 $ 2,240,285
Dividends receivable                                                 930
Receivable from investment transactions                           11,836
                                                             ------------
TOTAL ASSETS                                                 $ 2,253,051
                                                             ============

LIABILITIES AND NET ASSETS

Accrued liabilities                                          $     8,277
Cash overdraft                                                    18,448
Unit redemptions payable                                           6,510
                                                             ------------
TOTAL LIABILITIES                                                 33,235
                                                             ------------

Net assets, applicable to 1,412,937 outstanding units
 of fractional undivided interest:
   Cost of Trust assets                                        6,212,836
   Net unrealized appreciation (depreciation)                 (3,972,551)
   Distributable funds (deficit)                                 513,617
   Less deferred sales charge                                   (512,624)
   Less organization costs                                       (21,462)
                                                             ------------
                                                               2,219,816
                                                             ------------
TOTAL LIABILITIES AND NET ASSETS                             $ 2,253,051
                                                             ============
Net asset value per unit                                     $     1.571
                                                             ============


See notes to financial statements.

                                     FT 503
                     BANDWIDTH SOLUTIONS PORTFOLIO, SERIES 5

                             SCHEDULE OF INVESTMENTS

                                December 31, 2002

Number                                                                              Fair
of Shares             Name of Issuer of Equity Securities (1)                       Value
                      COMMUNICATION SERVICES - 36%
                      ----------------------
 9,626                AOL Time Warner Inc.                                          $  126,100
11,674                Comcast Corporation (Class A Special)                            263,715
11,113                Level 3 Communications, Inc.                                      54,454
11,941                Qwest Communications International Inc.                           59,705
10,588                SBC Communications                                               287,041

                      COMMUNICATIONS EQUIPMENT - 11%
                      ------------------------
 8,292                Alcatel SA (ADR)                                                  36,816
13,335 (3)            Nortel Networks Corporation                                       21,469
 9,107                Scientific- Atlanta, Inc.                                        108,009
 9,037                Tellabs, Inc.                                                     65,699

                      FIBER OPTICS - 3%
                      ------------
 7,527                Corning Incorporated                                              24,914
 8,516                JDS Uniphase Corporation                                          21,035
10,532                Sycamore Networks, Inc.                                           30,437

                      NETWORKING PRODUCTS - 9%
                      -------------------
12,257                Cisco Systems, Inc.                                              160,567
 3,861                Juniper Networks, Inc.                                            26,255
13,165                Redback Networks Inc.                                             11,059

                      SEMICONDUCTORS - 12%
                      ----------------------
 3,984                Broadcom Corporation (Class A)                                    59,999
 5,043 (3)            PMC-Sierra, Inc.                                                  28,039
11,518                Texas Instruments Incorporated                                   172,885
 7,005                Vitesse Semiconductor Corporation                                 15,271

                      WIRELESS COMMUNICATIONS - 30%
                      -----------------------
 4,371 (2)            L.M. Ericsson AB (ADR)                                            29,461
22,204                Motorola, Inc.                                                   192,065
13,407                Nokia Oy (ADR)                                                   207,809
 6,526                QUALCOMM Incorporated                                            237,481
                                                                                    ----------
                      Total investments (total cost $6,212,836) - 101%              $2,240,285
                                                                                    ==========

                                     FT 503
                     BANDWIDTH SOLUTIONS PORTFOLIO, SERIES 5

                       SCHEDULE OF INVESTMENTS (continued)

                                December 31, 2002


(1)     Percentages are calculated based on net assets.

(2) The number of shares reflects the effect of a one for ten reverse stock split.

(3) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.





See notes to financial statements.

                                     FT 503
                     BANDWIDTH SOLUTIONS PORTFOLIO, SERIES 5

                            STATEMENTS OF OPERATIONS

                                                                                Period from
                                                                              January 24, 2001
                                                                                (Initial Date of
                                                             Year ended        Deposit) to
                                                             December 31,       December 31,
                                                                 2002               2001
Dividend income (net of foreign taxes withheld
   of $1,567 and $1,043 in 2002 and 2001,
   respectively)                                             $    24,391       $    15,242

Expenses:
   Trustee and other service fees                                (18,156)          (14,345)
   Evaluator's fees                                               (4,051)           (2,898)
   Supervisory fees                                               (4,882)           (3,560)
   Administrative fees                                            (1,835)           (1,526)
   Creation and development fees                                 (12,560)          (13,846)
   Tax reporting fee                                              (3,276)           (1,500)
   Other expenses                                                 (3,500)           (4,040)
                                                             ------------------------------
   Total expenses                                                (48,260)          (41,715)
                                                             ------------------------------
      Investment income (loss) - net                             (23,869)          (26,473)

Net gain (loss) on investments:
   Net realized gain (loss)                                   (1,910,578)         (206,274)
   Change in net unrealized appreciation
      (depreciation)                                          (1,282,502)       (2,690,049)
                                                             ------------------------------
                                                              (3,193,080)       (2,896,323)
                                                             ------------------------------
Net increase (decrease) in net assets
   resulting from operations                                 $(3,216,949)      $(2,922,796)
                                                             ==============================


See notes to financial statements.

                                     FT 503
                     BANDWIDTH SOLUTIONS PORTFOLIO, SERIES 5

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Period from
                                                                               January 24, 2001
                                                                Year ended     (Initial Date of
                                                               December 31,       Deposit) to
                                                                   2002        December 31, 2001
Net increase (decrease) in net assets
 resulting from operations:
   Investment income (loss) - net                            $   (23,869)      $   (26,473)
   Net realized gain (loss) on investments                    (1,910,578)         (206,274)
   Change in net unrealized appreciation
      (depreciation) on investments                           (1,282,502)       (2,690,049)
                                                             ------------------------------
   Net increase (decrease) in net assets
      resulting from operations                               (3,216,949)       (2,922,796)
                                                             ------------------------------

Units issued                                                     125,662         9,465,637
   Deferred sales charge                                           3,070          (510,538)
   Organization costs                                                  -           (21,121)
                                                             ------------------------------
   Total                                                         128,732         8,933,978
                                                             ------------------------------

Unit redemptions                                                (847,786)                -

Distributions to unit holders:
   Investment income - net                                             -                 -
   Principal from investment transactions                              -                 -
                                                             ------------------------------
   Total distributions                                                 -                 -
                                                             ------------------------------
Total increase (decrease) in net assets                       (3,936,003)        6,011,182

Net assets:
   Beginning of the period                                     6,155,819           144,637
                                                             ------------------------------
   End of the period                                         $ 2,219,816       $ 6,155,819
                                                             ==============================
Distributable funds (deficit) at end of the period           $   513,617       $   513,325
                                                             ==============================
Trust units:
   Beginning of the period                                     1,821,059            15,165
   Issued                                                         36,590         1,805,894
   Redemptions                                                  (444,712)                -
                                                             ------------------------------
   End of the period                                           1,412,937         1,821,059
                                                             ==============================
See notes to financial statements.

                                     FT 503
                     BANDWIDTH SOLUTIONS PORTFOLIO, SERIES 5

                          NOTES TO FINANCIAL STATEMENTS


1.    Organization

FT 503, Bandwidth Solutions Portfolio, Series 5 (the "Trust") is a unit investment trust consisting of a diversified portfolio containing common stocks of telecommunications companies which focus on bandwidth technologies.


2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of 0.35% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 0.55% of a unit holder's initial investment.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $21,462, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Reclassification - Certain amounts in the prior period have been reclassified to conform to the current year presentation.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at December 31, 2002 follows:


                  Unrealized appreciation                     $        -
                  Unrealized depreciation                      (3,972,551)
                                                              ------------
                                                              $(3,972,551)
                                                              ============


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.34 per unit which was paid to the Sponsor over a five-month period ended December 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.4% of the Public Offering Price, which is equivalent to approximately 4.444% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                  Period from
                                                               January 24, 2001
                                                               (Initial Date of
                                                Year ended        Deposit) to
                                                December 31,     December 31,
                                                    2002             2001


Dividend income                                  $  .015           $  .015
Expenses                                           (.029)            (.041)
                                                 --------------------------
      Investment income (loss) - net               (.014)            (.026)

Distributions to unit holders:
   Investment income - net                             -                 -
   Principal from investment transactions              -                 -

Net gain (loss) on investments                    (1.795)           (6.132)
                                                 --------------------------
      Total increase (decrease) in net assets     (1.809)           (6.158)

Net assets:
   Beginning of the period                         3.380             9.538
                                                 --------------------------
   End of the period                             $ 1.571            $3.380
                                                 ==========================

Total return                                     (53.52)%          (64.56)%
Ratio of total expenses to average net assets      1.17%             1.00%
Ratio of net investment income (loss) to
   average net assets                              (.57)%            (.63)%

                                     FT 503
                     BANDWIDTH SOLUTIONS PORTFOLIO, SERIES 5

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                                  ---------------
                               P R O S P E C T U S
                                   ---------------


                      SPONSOR:               First Trust Portfolios L.P.
                                             1001 Warrenville Road
                                             Lisle, Illinois 60532
                                             (800) 621-1675

                      TRUSTEE:               JPMorgan Chase Bank
                                             4 Chase MetroTech Center, 3rd Floor
                                             Brooklyn, New York 11245

                      LEGAL COUNSEL          Chapman and Cutler
                      TO SPONSOR:            111 West Monroe Street
                                             Chicago, Illinois 60603

                      LEGAL COUNSEL          Carter, Ledyard & Milburn LLP
                      TO TRUSTEE:            2 Wall Street
                                             New York, New York 10005

                      INDEPENDENT            Deloitte & Touche LLP
                      AUDITORS:              180 North Stetson Avenue
                                             Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 503
                        BIOTECHNOLOGY PORTFOLIO, SERIES 5
                                 1,537,722 UNITS


PROSPECTUS
Part One
Dated April 30, 2003

Note:   Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 503, Biotechnology Portfolio, Series 5 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of biotechnology companies and pharmaceutical companies actively participating in the biotechnology industry. At March 3, 2003, each Unit represented a 1/1,537,722 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.4% of the Public Offering Price (3.520% of the net amount invested) including Income and Principal cash. At March 3, 2003, the Public Offering Price per Unit was $4.278 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

             Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 503
                        BIOTECHNOLOGY PORTFOLIO, SERIES 5
              SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 3, 2003

                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank

GENERAL INFORMATION
Number of Units                                                                      1,537,722
Fractional Undivided Interest in the Trust per Unit                                1/1,537,722
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                                   $6,365,407
   Aggregate Value of Securities per Unit                                               $4.140
   Income and Principal cash (overdraft) in the Portfolio                            $(10,921)
   Income and Principal cash (overdraft) per Unit                                      $(.007)
   Sales Charge 3.520% (3.4% of Public Offering Price,
      including Income and Principal Cash)                                               $.145
   Public Offering Price per Unit                                                       $4.278
Redemption Price and Sponsor Repurchase Price per Unit
   ($.145 less than the Public Offering Price per Unit)                                 $4.133

Date Trust Established                                                        January 24, 2001

Mandatory Termination Date                                                       July 26, 2006

Evaluator's Annual Fee:  $.0030 per Unit.  Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a
U.S. national securities exchange on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor:  Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor:  $.0015 per Unit annually.

Trustee's Annual Fee:  $.0096 per Unit.

Creation and development fee: 0.35% of daily average net assets, maximum of 0.55% of a Unit holder's initial investment. Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital
Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 1,000 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 503,
Biotechnology Portfolio, Series 5


We have audited the statement of assets and liabilities of FT 503, Biotechnology Portfolio, Series 5 (the "Trust"), including the schedule of investments, as of December 31, 2002, and the related statements of operations and of changes in net assets for the year then ended and for the period from January 24, 2001 (Initial Date of Deposit) to December 31, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 503, Biotechnology Portfolio, Series 5, at December 31, 2002, and the results of its operations and changes in its net assets for the year then ended and for the period from January 24, 2001 (Initial Date of Deposit) to December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
April 14, 2003

                                     FT 503
                        BIOTECHNOLOGY PORTFOLIO, SERIES 5

                      STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2002



ASSETS

Securities, at fair value (cost, $12,885,658)              $ 6,949,567
Dividends receivable                                             7,040
Receivable from investment transactions                         35,836
                                                           -----------
TOTAL ASSETS                                               $ 6,992,443
                                                           ===========

LIABILITIES AND NET ASSETS

Accrued liabilities                                        $     9,056
Unit redemptions payable                                        10,836
Payable for investments purchased                               14,701
                                                           -----------
TOTAL LIABILITIES                                               34,593
                                                           -----------

Net assets, applicable to 1,608,493 outstanding units
  of fractional undivided interest:
   Cost of Trust assets                                     12,885,658
   Net unrealized appreciation (depreciation)               (5,936,091)
   Distributable funds (deficit)                               790,632
   Less deferred sales charge                                 (740,852)
   Less organization costs                                     (41,497)
                                                           -----------
                                                             6,957,850
                                                           -----------
TOTAL LIABILITIES AND NET ASSETS                           $ 6,992,443
                                                           ===========
Net asset value per unit                                   $     4.326
                                                           ===========


See notes to financial statements.

                                     FT 503
                        BIOTECHNOLOGY PORTFOLIO, SERIES 5

                             SCHEDULE OF INVESTMENTS

                                December 31, 2002

 Number                                                                            Fair
of Shares             Name of Issuer of Equity Securities (1)                      Value
                      BIOTECH - 57%
                      -------------
 7,613                Affymetrix, Inc.                                             $   174,262
14,089 (3)            Amgen Inc.                                                       681,062
10,515                Applera Corp. - Celera Genomics Group                            100,418
 7,347                Biogen, Inc.                                                     294,321
10,625                Chiron Corporation                                               399,500
12,710                CuraGen Corporation                                               59,102
 7,762                Enzon, Inc.                                                      129,781
20,051                Gene Logic Inc.                                                  126,121
 8,571                Genentech, Inc.                                                  284,214
10,734                Genzyme Corporation (General Division)                           317,404
 8,448                Human Genome Sciences, Inc.                                       74,427
 8,039                IDEC Pharmaceuticals Corporation                                 266,654
16,970                Incyte Genomics, Inc.                                             77,383
 6,632                Invitrogen Corporation                                           207,515
10,026                MedImmune, Inc.                                                  272,406
21,420 (2)            Millennium Pharmaceuticals, Inc.                                 170,075
17,831                Pharmacopeia, Inc.                                               159,053
14,936                Protein Design Labs, Inc.                                        126,956
14,562 (4)            QIAGEN N.V.                                                       75,577

                      PHARMACEUTICALS - 43%
                      -----------------------
 7,975                Andrx Group                                                      116,993
 7,428                Bristol-Myers Squibb Company                                     171,958
 9,264                GlaxoSmithKline Plc (ADR)                                        347,029
10,470                Johnson & Johnson                                                562,344
 5,978                Eli Lilly and Company                                            379,603
 6,200                Merck & Co., Inc.                                                350,982
11,780                Novartis AG (ADR)                                                432,679
11,520                Pfizer Inc.                                                      352,166
 9,393                Schering-Plough Corporation                                      208,525
   748                Zimmer Holdings, Inc.                                             31,057
                                                                                    ----------
                      Total investments (total cost $12,885,658) - 100%             $6,949,567
                                                                                    ==========

                                     FT 503
                        BIOTECHNOLOGY PORTFOLIO, SERIES 5

                       SCHEDULE OF INVESTMENTS (continued)

                                December 31, 2002



(1)     Percentages are calculated based on net assets.

(2) In February 2002, COR Therapeutics, Inc. ("COR"), one of the Trust's original holdings, was acquired by Millennium Pharmaceuticals, Inc. ("Millennium"), also one of the Trust's original holdings. Each shareholder of COR received .9873 shares of Millennium for each share of COR held.

(3) In July 2002, Immunex Corporation ("Immunex), one of the Trust's original holdings, was acquired by Amgen Inc. ("Amgen"), also one of the Trust's original holdings. Each shareholder of Immunex received .44 shares of Amgen for each share of Immunex held.

(4) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.


See notes to financial statements.

                                     FT 503
                        BIOTECHNOLOGY PORTFOLIO, SERIES 5

                            STATEMENTS OF OPERATIONS

                                                                                  Period from
                                                                               January 24, 2001
                                                                                 (Initial Date of
                                                               Year ended          Deposit) to
                                                               December 31,      December 31,
                                                                   2002              2001
Dividend income (net of foreign taxes withheld
   of $4,909 and $1,739 in 2002 and 2001,
   respectively)                                             $    71,671       $    50,430

Expenses:
   Trustee and other service fees                                (19,663)          (20,467)
   Evaluator's fees                                               (4,313)           (4,565)
   Supervisory fees                                               (5,244)           (5,617)
   Administrative fees                                            (1,890)           (2,402)
   Creation and development fees                                 (29,260)          (41,553)
   Tax reporting fee                                              (3,907)           (1,500)
   Other expenses                                                 (4,500)           (5,775)
                                                             -------------------------------
   Total expenses                                                (68,777)          (81,879)
                                                             -------------------------------
      Investment income (loss) - net                               2,894           (31,449)

Net gain (loss) on investments:
   Net realized gain (loss)                                   (1,303,623)         (223,352)
   Change in net unrealized appreciation
      (depreciation)                                          (5,003,324)         (932,767)
                                                             -------------------------------
                                                              (6,306,947)       (1,156,119)
                                                             -------------------------------
Net increase (decrease) in net assets
   resulting from operations                                 $(6,304,053)      $(1,187,568)
                                                             ===============================


See notes to financial statements.

                                     FT 503
                        BIOTECHNOLOGY PORTFOLIO, SERIES 5

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Period from
                                                                               January 24, 2001
                                                                Year ended     (Initial Date of
                                                               December 31,       Deposit) to
                                                                   2002        December 31, 2001
Net increase (decrease) in net assets resulting
  from operations:
   Investment income (loss) - net                            $     2,894       $   (31,449)
   Net realized gain (loss) on investments                    (1,303,623)         (223,352)
   Change in net unrealized appreciation
      (depreciation) on investments                           (5,003,324)         (932,767)
                                                             ------------------------------
   Net increase (decrease) in net assets
      resulting from operations                               (6,304,053)       (1,187,568)
                                                             ------------------------------

Units issued                                                      54,765        18,326,733
   Deferred sales charge                                               -          (735,691)
   Organization costs                                                  -           (41,155)
                                                             ------------------------------
   Total                                                          54,765        17,549,887
                                                             ------------------------------

Unit redemptions                                              (2,217,143)         (977,498)

Distributions to unit holders:
   Investment income - net                                       (28,357)                -
   Principal from investment transactions                        (76,938)                -
                                                             ------------------------------
   Total distributions                                          (105,295)                -
                                                             ------------------------------
Total increase (decrease) in net assets                       (8,571,726)       15,384,821

Net assets:
   Beginning of the period                                    15,529,576           144,755
                                                             ------------------------------
   End of the period                                         $ 6,957,850       $15,529,576
                                                             ==============================
Distributable funds (deficit) at end of the period           $   790,632       $   791,867
                                                             ==============================
Trust units:
   Beginning of the period                                     2,040,005            15,178
   Issued                                                         12,080         2,163,800
   Redemptions                                                  (443,592)         (138,973)
                                                             ------------------------------
   End of the period                                           1,608,493         2,040,005
                                                             ==============================
See notes to financial statements.

                                     FT 503
                        BIOTECHNOLOGY PORTFOLIO, SERIES 5

                          NOTES TO FINANCIAL STATEMENTS


1.    Organization

FT 503, Biotechnology Portfolio, Series 5 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of biotechnology companies and pharmaceutical companies actively participating in the biotechnology industry.


2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of .35% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than .55% of a unit holder's initial investment.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $41,497, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Reclassification - Certain amounts in the prior period have been reclassified to conform to the current year presentation.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at December 31, 2002 follows:


                  Unrealized appreciation                        $    70,096
                  Unrealized depreciation                         (6,006,187)
                                                                 ------------
                                                                 $(5,936,091)
                                                                 ============


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.34 per unit which was paid to the Sponsor over a five-month period ended December 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.4% of the Public Offering Price, which is equivalent to approximately 4.444% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                  Period from
                                                                January 24, 2001
                                                                (Initial Date of
                                                Year ended          Deposit) to
                                                December 31,      December 31,
                                                    2002              2001

Dividend income                                 $   .039          $   .031
Expenses                                           (.037)            (.051)
                                                ---------------------------
      Investment income (loss) - net                .002             (.020)

Distributions to unit holders:
   Investment income - net                         (.015)                -
   Principal from investment transactions          (.043)                -

Net gain (loss) on investments                    (3.231)           (1.904)
                                               ----------------------------
      Total increase (decrease) in net assets     (3.287)           (1.924)

Net assets:
   Beginning of the period                         7.613             9.537
                                               ----------------------------
   End of the period                            $  4.326          $  7.613
                                                ===========================

Total return                                     (42.41)%          (20.17)%
Ratio of total expenses to average net assets       .62%              .65%
Ratio of net investment income (loss) to
   average net assets                               .03%             (.25)%

                                     FT 503
                        BIOTECHNOLOGY PORTFOLIO, SERIES 5

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                                 ---------------
                               P R O S P E C T U S
                                 ---------------


                      SPONSOR:          First Trust Portfolios L.P.
                                        1001 Warrenville Road
                                        Lisle, Illinois 60532
                                        (800) 621-1675

                      TRUSTEE:          JPMorgan Chase Bank
                                        4 Chase MetroTech Center, 3rd Floor
                                        Brooklyn, New York 11245

                      LEGAL COUNSEL     Chapman and Cutler
                      TO SPONSOR:       111 West Monroe Street
                                        Chicago, Illinois 60603

                      LEGAL COUNSEL     Carter, Ledyard & Milburn LLP
                      TO TRUSTEE:       2 Wall Street
                                        New York, New York 10005

                      INDEPENDENT       Deloitte & Touche LLP
                      AUDITORS:         180 North Stetson Avenue
                                        Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 503
                         e-BUSINESS PORTFOLIO, SERIES 5
                                  289,404 UNITS



PROSPECTUS
Part One
Dated April 30, 2003

Note:   Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 503, e-Business Portfolio, Series 5 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies that are either marketing their goods and services on the Internet or selling their products and services to those companies transacting business on the web. At March 3, 2003, each Unit represented a 1/289,404 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.4% of the Public Offering Price (3.520% of the net amount invested) including Income and Principal cash. At March 3, 2003, the Public Offering Price per Unit was $2.840 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

          Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 503
                         e-BUSINESS PORTFOLIO, SERIES 5
              SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 3, 2003

                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank

GENERAL INFORMATION

Number of Units                                                                        289,404
Fractional Undivided Interest in the Trust per Unit                                  1/289,404
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                                     $807,692
   Aggregate Value of Securities per Unit                                               $2.791
   Income and Principal cash (overdraft) in the Portfolio                            $(13,772)
   Income and Principal cash (overdraft) per Unit                                      $(.048)
   Sales Charge 3.520% (3.4% of Public Offering Price,
      including Income and Principal Cash)                                               $.097
   Public Offering Price per Unit                                                       $2.840
Redemption Price and Sponsor Repurchase Price per Unit
   ($.097 less than the Public Offering Price per Unit)                                 $2.743

Date Trust Established                                                        January 24, 2001


Mandatory Termination Date                                                       July 26, 2006

Evaluator's Annual Fee:  $.0030 per Unit.  Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a
U.S. national securities exchange on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor:  Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor:  $.0015 per Unit annually.

Trustee's Annual Fee:  $.0096 per Unit.

Creation and development fee: 0.35% of daily average net assets, maximum of 0.55% of a Unit holder's initial investment. Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital
Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 1,000 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 503,
e-Business Portfolio, Series 5


We have audited the statement of assets and liabilities of FT 503, e-Business Portfolio, Series 5 (the "Trust"), including the schedule of investments, as of December 31, 2002, and the related statements of operations and of changes in net assets for the year then ended and for the period from January 24, 2001 (Initial Date of Deposit) to December 31, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 503, e-Business Portfolio, Series 5, at December 31, 2002, and the results of its operations and changes in its net assets for the year then ended and for the period from January 24, 2001 (Initial Date of Deposit) to December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
April 14, 2003

                                     FT 503
                         e-BUSINESS PORTFOLIO, SERIES 5

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2002


ASSETS

Securities, at fair value (cost, $1,263,732)                      $    828,901
Receivable from investment transactions                                 14,485
                                                                  ------------
TOTAL ASSETS                                                      $    843,386
                                                                  ============
LIABILITIES AND NET ASSETS

Accrued liabilities                                               $      2,535
Cash overdraft                                                          17,251
Unit redemptions payable                                                 2,807
                                                                  ------------
TOTAL LIABILITIES                                                       22,593
                                                                  ------------

Net assets, applicable to 306,217 outstanding units of
  fractional undivided interest:
   Cost of Trust assets                                             1,263,732
   Net unrealized appreciation (depreciation)                        (434,831)
   Distributable funds (deficit)                                      136,980
   Less deferred sales charge                                        (138,527)
   Less organization costs                                             (6,561)
                                                                  ------------
                                                                      820,793
                                                                  ------------
TOTAL LIABILITIES AND NET ASSETS                                  $   843,386
                                                                  ============
Net asset value per unit                                          $     2.680
                                                                  ============


See notes to financial statements.

                                     FT 503
                         e-BUSINESS PORTFOLIO, SERIES 5

                             SCHEDULE OF INVESTMENTS

                                December 31, 2002


     Number                                                            Fair
    of Shares     Name of Issuer of Equity Securities (1)             Value

                  PORTALS - 25%
                  -------------
     2,266        AOL Time Warner Inc.                              $ 29,685
     3,523        Ariba, Inc.                                          8,737
       403 (3)    Commerce One, Inc.                                   1,108
    13,370        WebMD Corporation                                  114,314
     3,266        Yahoo! Inc.                                         53,399

                  INFRASTRUCTURE - 48%
                  --------------------
     6,666        Art Technology Group, Inc.                           8,266
     2,052        BEA Systems, Inc.                                   23,536
       969 (2)    BroadVision, Inc.                                    3,304
     1,272 (5)    Check Point Software Technologies Ltd.              16,498
     1,991        Microsoft Corporation                              102,935
     1,714        Siebel Systems, Inc.                                12,821
     4,825 (4)    Symantec Corporation                               195,316
     1,767        VeriSign, Inc.                                      14,171
     1,190        VERITAS Software Corporation                        18,588

                  PROCUREMENT - 28%
                  ---------------
     3,032        Agile Software Corporation                          23,468
     2,949        Cisco Systems, Inc.                                 38,632
     4,481        Dell Computer Corporation                          119,822
     2,329        i2 Technologies, Inc.                                2,678
     3,854        Oracle Corporation                                  41,623
                                                                    --------
                  Total investments (total cost $1,263,732) - 101%  $828,901
                                                                    ========

                                     FT 503
                         e-BUSINESS PORTFOLIO, SERIES 5

                       SCHEDULE OF INVESTMENTS (continued)

                                December 31, 2002




(1)     Percentages are calculated based on net assets.

(2) The number of shares reflects the effect of a one for nine reverse stock split.

(3) The number of shares reflects the effect of a one for ten reverse stock split.

(4)     The number of shares reflects the effect of a two for one stock split.

(5) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.


See notes to financial statements.

                                     FT 503
                         e-BUSINESS PORTFOLIO, SERIES 5

                            STATEMENTS OF OPERATIONS


                                                                  Period from
                                                                January 24, 2001
                                                                (Initial Date of
                                                Year ended         Deposit) to
                                                December 31,      December 31,
                                                    2002              2001

Dividend income                                 $       -         $       -

Expenses:
   Trustee and other service fees                  (4,966)           (3,725)
   Evaluator's fees                                  (958)             (717)
   Supervisory fees                                (1,159)             (894)
   Administrative fees                               (425)             (383)
   Creation and development fees                   (3,419)           (3,254)
   Tax reporting fee                                  308            (1,500)
   Other expenses                                  (1,531)           (2,249)
                                                ----------------------------
   Total expenses                                 (12,150)          (12,722)
                                                ----------------------------
      Investment income (loss) - net              (12,150)          (12,722)

Net gain (loss) on investments:
   Net realized gain (loss)                      (196,284)          (30,414)
   Change in net unrealized appreciation
      (depreciation)                             (230,094)         (204,737)
                                                ----------------------------
                                                 (426,378)         (235,151)
                                                ----------------------------
Net increase (decrease) in net assets
   resulting from operations                    $(438,528)        $(247,873)
                                                ============================


See notes to financial statements.

                                     FT 503
                         e-BUSINESS PORTFOLIO, SERIES 5

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Period from
                                                                               January 24, 2001
                                                                Year ended     (Initial Date of
                                                               December 31,       Deposit) to
                                                                   2002        December 31, 2001
Net increase (decrease) in net assets
 resulting from operations:
   Investment income (loss) - net                             $  (12,150)       $  (12,722)
   Net realized gain (loss) on investments                      (196,284)          (30,414)
   Change in net unrealized appreciation
      (depreciation) on investments                             (230,094)         (204,737)
                                                              -----------------------------
   Net increase (decrease) in net assets
      resulting from operations                                 (438,528)         (247,873)
                                                              -----------------------------

Units issued                                                           -         1,925,821
   Deferred sales charge                                               -          (133,348)
   Organization costs                                                  -            (6,218)
                                                              -----------------------------
   Total                                                               -         1,786,255
                                                              -----------------------------
Unit redemptions                                                (424,344)                -

Distributions to unit holders:
   Investment income - net                                             -                 -
   Principal from investment transactions                              -                 -
                                                              -----------------------------
   Total distributions                                                 -                 -
                                                              -----------------------------
Total increase (decrease) in net assets                         (862,872)        1,538,382

Net assets:
   Beginning of the period                                     1,683,665           145,283
                                                              -----------------------------
   End of the period                                          $  820,793        $1,683,665
                                                              =============================
Distributable funds (deficit) at end of the period            $  136,980        $  136,354
                                                              =============================
Trust units:
   Beginning of the period                                       449,837            15,233
   Issued                                                              -           434,604
   Redemptions                                                  (143,620)                -
                                                              -----------------------------
   End of the period                                             306,217           449,837
                                                              =============================
See notes to financial statements.

                                     FT 503
                         e-BUSINESS PORTFOLIO, SERIES 5

                          NOTES TO FINANCIAL STATEMENTS


1.    Organization

FT 503, e-Business Portfolio, Series 5 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies that are either marketing their goods and services on the Internet or selling their products and services to those companies transacting business on the web.


2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of 0.35% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 0.55% of a unit holder's initial investment.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs totaling $6,561 have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at December 31, 2002 follows:


                  Unrealized appreciation                    $ 123,481
                  Unrealized depreciation                     (558,312)
                                                             ----------
                                                             $(434,831)
                                                             ==========


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.34 per unit which was paid to the Sponsor over a five-month period ended December 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.4% of the Public Offering Price, which is equivalent to approximately 4.444% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                  Period from
                                                               January 24, 2001
                                                                (Initial Date of
                                                Year ended       Deposit) to
                                               December 31,      December 31,
                                                   2002              2001

Dividend income                                $      -          $      -
Expenses                                          (.032)            (.050)
                                               ---------------------------
      Investment income (loss) - net              (.032)            (.050)

Distributions to unit holders:
   Investment income - net                            -                 -
   Principal from investment transactions             -                 -

Net gain (loss) on investments                   (1.031)           (5.744)
                                               ---------------------------
      Total increase (decrease) in net assets    (1.063)           (5.794)

Net assets:
   Beginning of the period                        3.743             9.537
                                               ---------------------------

   End of the period                           $  2.680          $  3.743
                                               ===========================

Total return                                    (28.40)%          (60.75)%
Ratio of total expenses to average net assets     1.00%             1.31%
Ratio of net investment income (loss) to
   average net assets                            (1.00)%           (1.31)%

                                     FT 503
                         e-BUSINESS PORTFOLIO, SERIES 5

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                                   ---------------
                               P R O S P E C T U S
                                   ---------------


                      SPONSOR:           First Trust Portfolios L.P.
                                         1001 Warrenville Road
                                         Lisle, Illinois 60532
                                         (800) 621-1675

                      TRUSTEE:           JPMorgan Chase Bank
                                         4 Chase MetroTech Center, 3rd Floor
                                         Brooklyn, New York 11245

                      LEGAL COUNSEL      Chapman and Cutler
                      TO SPONSOR:        111 West Monroe Street
                                         Chicago, Illinois 60603

                      LEGAL COUNSEL      Carter, Ledyard & Milburn LLP
                      TO TRUSTEE:        2 Wall Street
                                         New York, New York 10005

                      INDEPENDENT        Deloitte & Touche LLP
                      AUDITORS:          180 North Stetson Avenue
                                         Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 503
                      e-INFRASTRUCTURE PORTFOLIO, SERIES 4
                                  532,303 UNITS


PROSPECTUS
Part One
Dated April 30, 2003

Note:   Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 503, e-Infrastructure Portfolio, Series 4 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of technology companies which provide the infrastructure which helped build the Internet. At March 3, 2003, each Unit represented a 1/532,303 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.4% of the Public Offering Price (3.498% of the net amount invested) including Income and Principal cash. At March 3, 2003, the Public Offering Price per Unit was $2.074 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

          Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 503
                      e-INFRASTRUCTURE PORTFOLIO, SERIES 4
              SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 3, 2003

                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank

GENERAL INFORMATION

Number of Units                                                                        532,303
Fractional Undivided Interest in the Trust per Unit                                  1/532,303
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                                   $1,088,578
   Aggregate Value of Securities per Unit                                               $2.045
   Income and Principal cash (overdraft) in the Portfolio                            $(21,950)
   Income and Principal cash (overdraft) per Unit                                      $(.041)
   Sales Charge 3.498% (3.4% of Public Offering Price,
      including Income and Principal Cash)                                               $.070
   Public Offering Price per Unit                                                       $2.074
Redemption Price and Sponsor Repurchase Price per Unit
   ($.070 less than the Public Offering Price per Unit)                                 $2.004

Date Trust Established                                                        January 24, 2001
Mandatory Termination Date                                                       July 26, 2006

Evaluator's Annual Fee:  $.0030 per Unit.  Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a
U.S. national securities exchange on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor:  Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor:  $.0015 per Unit annually.

Trustee's Annual Fee:  $.0096 per Unit.

Creation and development fee: 0.35% of daily average net assets, maximum of 0.55% of a Unit holder's initial investment. Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital
Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 1,000 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 503,
e-Infrastructure Portfolio, Series 4


We have audited the statement of assets and liabilities of FT 503, e-Infrastructure Portfolio, Series 4 (the "Trust"), including the schedule of investments, as of December 31, 2002, and the related statements of operations and of changes in net assets for the year then ended and for the period from January 24, 2001 (Initial Date of Deposit) to December 31, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 503, e-Infrastructure Portfolio, Series 4, at December 31, 2002, and the results of its operations and changes in its net assets for the year then ended and for the period from January 24, 2001 (Initial Date of Deposit) to December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
April 14, 2003

                                     FT 503
                      e-INFRASTRUCTURE PORTFOLIO, SERIES 4

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2002


ASSETS

Securities, at fair value (cost, $2,894,418)                        $ 1,433,726
Receivable from investment transactions                                  23,352
                                                                    -----------
TOTAL ASSETS                                                        $ 1,457,078
                                                                    ===========
LIABILITIES AND NET ASSETS

Accrued liabilities                                                 $     6,060
Cash overdraft                                                           16,973
Unit redemptions payable                                                 10,436
                                                                    -----------
TOTAL LIABILITIES                                                        33,469
                                                                    -----------

Net assets, applicable to 716,900 outstanding units of
  fractional undivided interest:
   Cost of Trust assets                                               2,894,418
   Net unrealized appreciation (depreciation)                        (1,460,692)
   Distributable funds (deficit)                                        273,351
   Less deferred sales charge                                          (271,023)
   Less organization costs                                              (12,445)
                                                                    -----------
                                                                      1,423,609
                                                                    -----------
TOTAL LIABILITIES AND NET ASSETS                                    $ 1,457,078
                                                                    ===========
Net asset value per unit                                            $     1.986
                                                                    ===========


See notes to financial statements.

                                     FT 503
                      e-INFRASTRUCTURE PORTFOLIO, SERIES 4

                             SCHEDULE OF INVESTMENTS

                                December 31, 2002


     Number                                                              Fair
    of Shares       Name of Issuer of Equity Securities (1)              Value

                    ACCESS/INFORMATION PROVIDERS - 2%
                    ----------------------------
     5,629          Qwest Communications International Inc.          $   28,144

                    COMMUNICATIONS EQUIPMENT - 4%
                    ------------------------
     3,688          Corning Incorporated                                 12,207
     3,993          JDS Uniphase Corporation                              9,863
     6,552 (4)      Nortel Networks Corporation                          10,549
     4,243          Tellabs, Inc.                                        30,847

                    COMPUTERS & PERIPHERALS - 30%
                    -----------------------
     2,265          Brocade Communications Systems, Inc.                  9,377
     8,716          Dell Computer Corporation                           233,066
     3,147          EMC Corporation                                      19,323
     6,757          Intel Corporation                                   105,206
       111          McDATA Corporation                                      788
     3,417          Network Appliance, Inc.                              34,170
     7,856          Sun Microsystems, Inc.                               24,432

                    NETWORKING PRODUCTS - 7%
                    -------------------
     5,621          Cisco Systems, Inc.                                  73,635
     1,815          Juniper Networks, Inc.                               12,342
     6,159          Redback Networks Inc.                                 5,174

                    SOFTWARE - 58%
                    -----------
    11,777          Art Technology Group, Inc.                           14,603
     1,848 (2)      BroadVision, Inc.                                     6,302
     2,420 (4)      Check Point Software Technologies Ltd.               31,387
    14,607          Inktomi Corporation                                  23,371
     4,035          Microsoft Corporation                               208,610
     7,685          Oracle Corporation                                   82,998
     9,737 (3)      Symantec Corporation                                394,154
     3,283          VeriSign, Inc.                                       26,330
     2,359          VERITAS Software Corporation                         36,848
                                                                     -----------
                    Total investments (total cost $2,894,418) - 101% $1,433,726
                                                                     ===========

                                     FT 503
                      e-INFRASTRUCTURE PORTFOLIO, SERIES 4

                       SCHEDULE OF INVESTMENTS (continued)

                                December 31, 2002






(1)     Percentages are calculated based on net assets.

(2) The number of shares reflects the effect of a one for nine reverse stock split.

(3)     The number of shares reflects the effect of a two for one stock split.

(4) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.




















See notes to financial statements.

                                     FT 503
                      e-INFRASTRUCTURE PORTFOLIO, SERIES 4

                            STATEMENTS OF OPERATIONS

                                                                   Period from
                                                                January 24, 2001
                                                               (Initial Date of
                                                   Year ended     Deposit) to
                                                   December 31,   December 31,
                                                       2002           2001

Dividend income (net of foreign taxes withheld
   of $16 in 2001)                               $       987      $   1,505

Expenses:
   Trustee and other service fees                     (9,735)        (7,627)
   Evaluator's fees                                   (2,022)        (1,495)
   Supervisory fees                                   (2,443)        (1,848)
   Administrative fees                                  (916)          (792)
   Creation and development fees                      (6,906)        (6,743)
   Tax reporting fee                                    (997)        (1,500)
   Other expenses                                     (3,500)        (2,885)
                                                 ----------------------------
   Total expenses                                    (26,519)       (22,890)
                                                 ----------------------------
      Investment income (loss) - net                 (25,532)       (21,385)

Net gain (loss) on investments:
   Net realized gain (loss)                         (729,543)       (85,668)
   Change in net unrealized appreciation
      (depreciation)                                (646,357)      (814,335)
                                                 ----------------------------
                                                  (1,375,900)      (900,003)
                                                 ----------------------------
Net increase (decrease) in net assets
   resulting from operations                     $(1,401,432)     $(921,388)
                                                 ============================


See notes to financial statements.

                                     FT 503
                      e-INFRASTRUCTURE PORTFOLIO, SERIES 4

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Period from
                                                                               January 24, 2001
                                                                Year ended     (Initial Date of
                                                               December 31,       Deposit) to
                                                                   2002        December 31, 2001
Net increase (decrease) in net assets
  resulting from operations:
   Investment income (loss) - net                            $   (25,532)       $  (21,385)
   Net realized gain (loss) on investments                      (729,543)          (85,668)
   Change in net unrealized appreciation
      (depreciation) on investments                             (646,357)         (814,335)
                                                             ------------------------------
   Net increase (decrease) in net assets
      resulting from operations                               (1,401,432)         (921,388)
                                                             ------------------------------

Units issued                                                           -         4,422,054
   Deferred sales charge                                           3,701          (269,551)
   Organization costs                                                  -           (12,103)
                                                             ------------------------------
   Total                                                           3,701         4,140,400
                                                             ------------------------------

Unit redemptions                                                (542,786)                -

Distributions to unit holders:
   Investment income - net                                             -                 -
   Principal from investment transactions                              -                 -
                                                             ------------------------------
   Total distributions                                                 -                 -
                                                             ------------------------------
Total increase (decrease) in net assets                       (1,940,517)        3,219,012

Net assets:
   Beginning of the period                                     3,364,126           145,114
                                                             ------------------------------
   End of the period                                         $ 1,423,609        $3,364,126
                                                             ==============================
Distributable funds (deficit) at end of the period           $   273,351        $  255,519
                                                             ==============================
Trust units:
   Beginning of the period                                       942,101            15,215
   Issued                                                              -           926,886
   Redemptions                                                  (225,201)                -
                                                             ------------------------------
   End of the period                                             716,900           942,101
                                                             ==============================
See notes to financial statements.

                                     FT 503
                      e-INFRASTRUCTURE PORTFOLIO, SERIES 4

                          NOTES TO FINANCIAL STATEMENTS


1.    Organization

FT 503, e-Infrastructure Portfolio, Series 4 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of technology companies which provide the infrastructure which helped build the Internet.


2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of 0.35% of average daily net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 0.55% of a unit holder's initial investment.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs totaling $12,445, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at December 31, 2002 follows:


                  Unrealized appreciation                      $   165,049
                  Unrealized depreciation                       (1,625,741)
                                                               ------------
                                                               $(1,460,692)
                                                               ============


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.34 per unit which was paid to the Sponsor over a five-month period ended December 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.4% of the Public Offering Price, which is equivalent to approximately 4.444% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                      Period from
                                                                    January 24, 2001
                                                                    (Initial Date of
                                                     Year ended       Deposit) to
                                                     December 31,     December 31,
                                                         2002            2001

Dividend income                                      $   .001       $   .003
Expenses                                                (.032)         (.043)
                                                     ------------------------
      Investment income (loss) - net                    (.031)         (.040)

Distributions to unit holders:
   Investment income - net                                  -              -
   Principal from investment transactions                   -              -

Net gain (loss) on investments                         (1.554)        (5.927)
                                                     ------------------------
      Total increase (decrease) in net assets          (1.585)        (5.967)

Net assets:
   Beginning of the period                              3.571          9.538
                                                     ------------------------
   End of the period                                 $  1.986       $  3.571
                                                     ========================

Total return                                          (44.39)%       (62.56)%
Ratio of total expenses to average net assets           1.15%          1.13%
Ratio of net investment income (loss) to
   average net assets                                  (1.12)%        (1.06)%

                                     FT 503
                      e-INFRASTRUCTURE PORTFOLIO, SERIES 4

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                                  ---------------
                               P R O S P E C T U S
                                  ---------------


                      SPONSOR:              First Trust Portfolios L.P.
                                            1001 Warrenville Road
                                            Lisle, Illinois 60532
                                            (800) 621-1675

                      TRUSTEE:              JPMorgan Chase Bank
                                            4 Chase MetroTech Center, 3rd Floor
                                            Brooklyn, New York 11245

                      LEGAL COUNSEL         Chapman and Cutler
                      TO SPONSOR:           111 West Monroe Street
                                            Chicago, Illinois 60603

                      LEGAL COUNSEL         Carter, Ledyard & Milburn LLP
                      TO TRUSTEE:           2 Wall Street
                                            New York, New York 10005

                      INDEPENDENT           Deloitte & Touche LLP
                      AUDITORS:             180 North Stetson Avenue
                                            Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 503
                        FIBER OPTICS PORTFOLIO, SERIES 4
                                 3,869,345 UNITS


PROSPECTUS
Part One
Dated April 30, 2003

Note:   Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 503, Fiber Optics Portfolio, Series 4 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of telecommunications companies focusing on the use of fiber optic technology. At March 3, 2003, each Unit represented a 1/3,869,345 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At March 3, 2003, the Public Offering Price per Unit was $.604 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

           Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 503
                        FIBER OPTICS PORTFOLIO, SERIES 4
              SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 3, 2003

                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank

GENERAL INFORMATION

Number of Units                                                                      3,869,345
Fractional Undivided Interest in the Trust per Unit                                1/3,869,345
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                                   $2,399,356
   Aggregate Value of Securities per Unit                                                $.620
   Income and Principal cash (overdraft) in the Portfolio                           $(131,395)
   Income and Principal cash (overdraft) per Unit                                      $(.034)
   Sales Charge 3.093% (3.0% of Public Offering Price,
      including Income and Principal Cash)                                               $.018
   Public Offering Price per Unit                                                        $.604
Redemption Price and Sponsor Repurchase Price per Unit
   ($.018 less than the Public Offering Price per Unit)                                  $.586

Date Trust Established                                                        January 24, 2001

Mandatory Termination Date                                                       July 26, 2006

Evaluator's Annual Fee:  $.0030 per Unit.  Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (generally 4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor:  Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor:  $.0015 per Unit annually.

Trustee's Annual Fee:  $.0096 per Unit.

Creation and development fee: 0.35% of daily average net assets, maximum of 0.55% of a Unit holder's initial investment. Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital
Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 1,000 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 503,
Fiber Optics Portfolio, Series 4


We have audited the statement of assets and liabilities of FT 503, Fiber Optics Portfolio, Series 4 (the "Trust"), including the schedule of investments, as of December 31, 2002, and the related statements of operations and of changes in net assets for the year then ended and for the period from January 24, 2001 (Initial Date of Deposit) to December 31, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 503, Fiber Optics Portfolio, Series 4, at December 31, 2002, and the results of its operations and changes in its net assets for the year then ended and for the period from January 24, 2001 (Initial Date of Deposit) to December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
April 14, 2003

                                     FT 503
                        FIBER OPTICS PORTFOLIO, SERIES 4

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2002


ASSETS

Securities, at fair value (cost, $6,942,586)                    $ 1,723,330
Receivable from investment transactions                               5,156
                                                                ------------
TOTAL ASSETS                                                    $ 1,728,486
                                                                ============

LIABILITIES AND NET ASSETS

Accrued liabilities                                             $    14,009
Cash overdraft                                                        5,083
Unit redemptions payable                                             12,662
                                                                ------------
TOTAL LIABILITIES                                                    31,754
                                                                ------------
Net assets, applicable to 2,873,923 outstanding units
 of fractional undivided
      interest:
   Cost of Trust assets                                           6,942,586
   Net unrealized appreciation (depreciation)                    (5,219,256)
   Distributable funds (deficit)                                    808,562
   Less deferred sales charge                                      (810,201)
   Less organization costs                                          (24,959)
                                                                ------------
                                                                  1,696,732
                                                                ------------
TOTAL LIABILITIES AND NET ASSETS                                $ 1,728,486
                                                                ============
Net asset value per unit                                        $      .590
                                                                ============


See notes to financial statements.

                                     FT 503
                        FIBER OPTICS PORTFOLIO, SERIES 4

                             SCHEDULE OF INVESTMENTS

                                December 31, 2002


 Number                                                                             Fair
of Shares             Name of Issuer of Equity Securities (1)                       Value
                      COMMUNICATIONS SERVICES - 14%
                      -----------------------
 20,602               Level 3 Communications, Inc.                                  $  100,950
 21,602               Qwest Communications International Inc.                          108,010
 12,923               Time Warner Telecom Inc. (Class A)                                27,268

                      COMMUNICATIONS EQUIPMENT - 30%
                      ------------------------
    544 (2)           Agere Systems Inc. (Class A)                                         783
 13,289 (2)           Agere Systems Inc. (Class B)                                      18,605
 15,165               Agilent Technologies, Inc.                                       272,363
 51,248 (2)           Lucent Technologies Inc.                                          64,572
 24,307 (4)           Nortel Networks Corporation                                       39,134
 16,434               Tellabs, Inc.                                                    119,475

                      FIBER OPTICS/OPTICAL COMPONENTS - 33%
                      -------------------------------
 12,064               Avanex Corporation                                                12,547
 12,994 (4)           Celestica Inc.                                                   183,215
  9,317               CIENA Corporation                                                 47,889
 13,746               Corning Incorporated                                              45,499
 20,598               Digital Lightwave, Inc.                                           25,336
 25,141               Finisar Corporation                                               23,884
 15,474               JDS Uniphase Corporation                                          38,221
 17,655               New Focus, Inc.                                                   67,795
 23,611               Solectron Corporation                                             83,819
  6,509 (3)           Stratos Lightwave, Inc.                                           28,575

                      NETWORKING PRODUCTS - 25%
                      -------------------
 22,232               Cisco Systems, Inc.                                              291,239
  7,160               Juniper Networks, Inc.                                            48,688
 23,800               Redback Networks Inc.                                             19,992
 19,194               Sycamore Networks, Inc.                                           55,471
                                                                                    ----------
                         Total investments (total cost $6,942,586) - 102%           $1,723,330
                                                                                    ==========

                                     FT 503
                        FIBER OPTICS PORTFOLIO, SERIES 4

                       SCHEDULE OF INVESTMENTS (continued)

                                December 31, 2002



(1)     Percentages are calculated based on net assets.

(2) In June 2002, Lucent Technologies Inc. ("Lucent") spun off Agere Systems Inc. issuing Class A ("Agere A") and Class B ("Agere B") shares. Each shareholder of Lucent received .0108 shares of Agere A and .2646 shares of Agere B for each share of Lucent held.

(3) The number of shares reflects the effect of a one for ten reverse stock split.

(4) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.




See notes to financial statements.

                                     FT 503
                        FIBER OPTICS PORTFOLIO, SERIES 4

                            STATEMENTS OF OPERATIONS

                                                                                  Period from
                                                                               January 24, 2001
                                                                               (Initial Date of
                                                               Year ended          Deposit) to
                                                               December 31,      December 31,
                                                                  2002               2001
Dividend income (net of foreign taxes withheld
   of $39 in 2001)                                           $     1,244       $     3,566

Expenses:
   Trustee and other service fees                                (31,711)          (22,098)
   Evaluator's fees                                               (7,455)           (4,276)
   Supervisory fees                                               (8,954)           (5,342)
   Administrative fees                                            (3,451)           (2,289)
   Creation and development fees                                 (10,553)          (12,974)
   Tax reporting fee                                              (7,132)           (1,500)
   Other expenses                                                 (6,000)           (8,000)
                                                             ------------------------------
   Total expenses                                                (75,256)          (56,479)
                                                             ------------------------------
      Investment income (loss) - net                             (74,012)          (52,913)

Net gain (loss) on investments:
   Net realized gain (loss)                                   (2,370,242)         (726,777)
   Change in net unrealized appreciation
      (depreciation)                                          (1,992,403)       (3,226,853)
                                                             ------------------------------
                                                              (4,362,645)       (3,953,630)
                                                             ------------------------------
Net increase (decrease) in net assets
   resulting from operations                                 $(4,436,657)      $(4,006,543)
                                                             ==============================


See notes to financial statements.

                                     FT 503
                        FIBER OPTICS PORTFOLIO, SERIES 4

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Period from
                                                                               January 24, 2001
                                                                Year ended     (Initial Date of
                                                               December 31,       Deposit) to
                                                                   2002        December 31, 2001
Net increase (decrease) in net assets
  resulting from operations:
   Investment income (loss) - net                            $   (74,012)      $   (52,913)
   Net realized gain (loss) on investments                    (2,370,242)         (726,777)
   Change in net unrealized appreciation
      (depreciation) on investments                           (1,992,403)       (3,226,853)
                                                             ------------------------------
   Net increase (decrease) in net assets
      resulting from operations                               (4,436,657)       (4,006,543)
                                                             ------------------------------

Units issued                                                     429,986        10,814,615
   Deferred sales charge                                          10,105          (815,095)
   Organization costs                                                  -           (24,614)
                                                             ------------------------------
   Total                                                         440,091         9,974,906
                                                             ------------------------------

Unit redemptions                                                (421,239)                -

Distributions to unit holders:
   Investment income - net                                             -                 -
   Principal from investment transactions                              -                 -
                                                             ------------------------------
   Total distributions                                                 -                 -
                                                             ------------------------------
Total increase (decrease) in net assets                       (4,417,805)        5,968,363

Net assets:
   Beginning of the period                                     6,114,537           146,174
                                                             ------------------------------
   End of the period                                         $ 1,696,732       $ 6,114,537
                                                             ==============================
Distributable funds (deficit) at end of the period           $   808,562       $   757,626
                                                             ==============================
Trust units:
   Beginning of the period                                     3,158,350            15,326
   Issued                                                        209,704         3,143,024
   Redemptions                                                  (494,131)                -
                                                             ------------------------------
   End of the period                                           2,873,923         3,158,350
                                                             ==============================
See notes to financial statements.

                                     FT 503
                        FIBER OPTICS PORTFOLIO, SERIES 4

                          NOTES TO FINANCIAL STATEMENTS


1.    Organization

FT 503, Fiber Optics Portfolio, Series 4 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of telecommunications companies focusing on the use of fiber optic technology.


2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of .35% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than .55% of a unit holder's initial investment.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $24,959, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Reclassification - Certain amounts in the prior period have been reclassified to conform to the current year presentation.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at December 31, 2002 follows:


                  Unrealized appreciation                        $         -
                  Unrealized depreciation                         (5,219,256)
                                                                 ------------
                                                                 $(5,219,256)
                                                                 ============


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.34 per unit which was paid to the Sponsor over a five-month period ended December 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.4% of the Public Offering Price, which is equivalent to approximately 4.444% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                  Period from
                                                               January 24, 2001
                                                                (Initial Date of
                                                  Year ended      Deposit) to
                                                  December 31,    December 31,
                                                     2002            2001


Dividend income                                    $    -            $  .002
Expenses                                             (.024)            (.038)
                                                   --------------------------
      Investment income (loss) - net                 (.024)            (.036)

Distributions to unit holders:
   Investment income - net                               -                 -
   Principal from investment transactions                -                 -

Net gain (loss) on investments                      (1.322)           (7.566)
                                                   --------------------------
      Total increase (decrease) in net assets       (1.346)           (7.602)

Net assets:
   Beginning of the period                           1.936             9.538
                                                   --------------------------

   End of the period                               $  .590           $ 1.936
                                                   ==========================

Total return                                       (69.52)%          (79.70)%
Ratio of total expenses to average net assets        1.90%             1.44%
Ratio of net investment income (loss) to
   average net assets                               (1.90)%           (1.35)%

                                     FT 503
                        FIBER OPTICS PORTFOLIO, SERIES 4

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                                 ---------------
                               P R O S P E C T U S
                                 ---------------


                      SPONSOR:              First Trust Portfolios L.P.
                                            1001 Warrenville Road
                                            Lisle, Illinois 60532
                                            (800) 621-1675

                      TRUSTEE:              JPMorgan Chase Bank
                                            4 Chase MetroTech Center, 3rd Floor
                                            Brooklyn, New York 11245

                      LEGAL COUNSEL         Chapman and Cutler
                      TO SPONSOR:           111 West Monroe Street
                                            Chicago, Illinois 60603

                      LEGAL COUNSEL         Carter, Ledyard & Milburn LLP
                      TO TRUSTEE:           2 Wall Street
                                            New York, New York 10005

                      INDEPENDENT           Deloitte & Touche LLP
                      AUDITORS:             180 North Stetson Avenue
                                            Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 503
                    GENOMICS & PROTEOMICS PORTFOLIO, SERIES 4
                                  803,990 UNITS



PROSPECTUS
Part One
Dated April 30, 2003

Note:   Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 503, Genomics & Proteomics Portfolio, Series 4 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of biotechnology companies and pharmaceutical companies that are actively participating in genomics and proteomics research. At March 3, 2003, each Unit represented a 1/803,990 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.4% of the Public Offering Price (3.498% of the net amount invested) including Income and Principal cash. At March 3, 2003, the Public Offering Price per Unit was $3.634 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

            Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 503
                    GENOMICS & PROTEOMICS PORTFOLIO, SERIES 4
              SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 3, 2003
                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank

GENERAL INFORMATION

Number of Units                                                                        803,990
Fractional Undivided Interest in the Trust per Unit                                  1/803,990
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                                   $2,827,544
   Aggregate Value of Securities per Unit                                               $3.517
   Income and Principal cash (overdraft) in the Portfolio                             $(4,967)
   Income and Principal cash (overdraft) per Unit                                      $(.006)
   Sales Charge 3.498% (3.4% of Public Offering Price,
      including Income and Principal Cash)                                               $.123
   Public Offering Price per Unit                                                       $3.634
Redemption Price and Sponsor Repurchase Price per Unit
   ($.123 less than the Public Offering Price per Unit)                                 $3.511
Date Trust Established                                                        January 24, 2001
Mandatory Termination Date                                                       July 26, 2006

Evaluator's Annual Fee:  $.0030 per Unit.  Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a
U.S. national securities exchange on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor:  Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor:  $.0015 per Unit annually.

Trustee's Annual Fee:  $.0096 per Unit.

Creation and development fee: 0.35% of daily average net assets, maximum of 0.55% of a Unit holder's initial investment. Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital
Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 1,000 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 503,
Genomics & Proteomics Portfolio, Series 4


We have audited the statement of assets and liabilities of FT 503, Genomics & Proteomics Portfolio, Series 4 (the "Trust"), including the schedule of investments, as of December 31, 2002, and the related statements of operations and of changes in net assets for the year then ended and for the period from January 24, 2001 (Initial Date of Deposit) to December 31, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 503, Genomics & Proteomics Portfolio, Series 4, at December 31, 2002, and the results of its operations and changes in its net assets for the year then ended and for the period from January 24, 2001 (Initial Date of Deposit) to December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
April 14, 2003

                                     FT 503
                    GENOMICS & PROTEOMICS PORTFOLIO, SERIES 4

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2002



ASSETS

Securities, at fair value (cost, $5,772,926)                      $ 3,039,174
Receivable from investment transactions                                23,410
                                                                  -----------
TOTAL ASSETS                                                      $ 3,062,584
                                                                  ===========

LIABILITIES AND NET ASSETS

Accrued liabilities                                               $     5,784
Cash overdraft                                                         15,770
Unit redemptions payable                                               20,324
                                                                  -----------
TOTAL LIABILITIES                                                      41,878
                                                                  -----------

Net assets, applicable to 830,294 outstanding units of
  fractional undivided interest:
   Cost of Trust assets                                             5,772,926
   Net unrealized appreciation (depreciation)                      (2,733,752)
   Distributable funds (deficit)                                      275,870
   Less deferred sales charge                                        (284,195)
   Less organization costs                                            (10,143)
                                                                  -----------
                                                                    3,020,706
                                                                  -----------
TOTAL LIABILITIES AND NET ASSETS                                  $ 3,062,584
                                                                  ===========
Net asset value per unit                                          $     3.638
                                                                  ===========


See notes to financial statements.

                                     FT 503
                    GENOMICS & PROTEOMICS PORTFOLIO, SERIES 4

                             SCHEDULE OF INVESTMENTS

                                December 31, 2002

 Number                                                                             Fair
of Shares             Name of Issuer of Equity Securities (1)                       Value
 6,827                Abgenix, Inc.                                                 $   50,314
 4,625                Affymetrix, Inc.                                                 105,866
 8,530 (3)            Amgen Inc.                                                       412,340
 6,258                Applera Corporation - Celera Genomics Group                       59,764
 4,375                Biogen, Inc.                                                     175,263
 6,381                Chiron Corporation                                               239,926
 7,783                CuraGen Corporation                                               36,191
10,373                Emisphere Technologies, Inc.                                      36,098
 4,711                Enzon, Inc.                                                       78,768
12,221                Gene Logic Inc.                                                   76,870
 5,169                Genentech, Inc.                                                  171,404
 6,440                Genzyme Corporation (General Division)                           190,431
18,019 (4)            Gilead Sciences, Inc.                                            612,646
 5,121                Human Genome Sciences, Inc.                                       45,116
 4,861                IDEC Pharmaceuticals Corporation                                 161,239
10,316                Incyte Genomics, Inc.                                             47,041
 9,142                Medarex, Inc.                                                     36,111
 5,888                MedImmune, Inc.                                                  159,977
13,066 (2)            Millennium Pharmaceuticals, Inc.                                 103,744
 4,591                Myriad Genetics, Inc.                                             67,029
10,851                Pharmacopeia, Inc.                                                96,791
 8,970                Protein Design Labs, Inc.                                         76,245
                                                                                    ----------
                      Total investments (total cost $5,772,926) - 101%              $3,039,174
                                                                                    ==========

                                     FT 503
                    GENOMICS & PROTEOMICS PORTFOLIO, SERIES 4

                       SCHEDULE OF INVESTMENTS (continued)

                                December 31, 2002






(1)     Percentages are calculated based on net assets.

(2) In February 2002, COR Therapeutics, Inc. ("COR"), one of the Trust's original holdings, was acquired by Millennium Pharmaceuticals, Inc. ("Millennium"), also one of the Trust's original holdings. Each shareholder of COR received .9873 shares of Millennium for each share of COR held.

(3) In July 2002, Immunex Corporation ("Immunex), one of the Trust's original holdings, was acquired by Amgen Inc. ("Amgen"), also one of the Trust's original holdings. Each shareholder of Immunex received .44 shares of Amgen for each share of Immunex held.

(4)     The number of shares reflects the effect of a two for one stock split.


See notes to financial statements.

                                     FT 503
                    GENOMICS & PROTEOMICS PORTFOLIO, SERIES 4

                            STATEMENTS OF OPERATIONS


                                                                       Period from
                                                                    January 24, 2001
                                                                      (Initial Date of
                                                    Year ended           Deposit) to
                                                    December 31,      December 31,
                                                      2002                 2001
Dividend income                                   $       -          $     -

Expenses:
   Trustee and other service fees                     (10,420)           (7,570)
   Evaluator's fees                                    (2,159)           (1,511)
   Supervisory fees                                    (2,610)           (1,863)
   Administrative fees                                   (966)             (800)
   Creation and development fees                      (10,790)          (13,136)
   Tax reporting fee                                   (1,174)           (1,500)
   Other expenses                                      (3,500)           (2,885)
                                                  ------------------------------
   Total expenses                                     (31,619)          (29,265)
                                                  ------------------------------
      Investment income (loss) - net                  (31,619)          (29,265)

Net gain (loss) on investments:
   Net realized gain (loss)                          (841,832)           (4,487)
   Change in net unrealized appreciation
      (depreciation)                               (2,977,679)          243,927
                                                  ------------------------------
                                                   (3,819,511)          239,440
                                                  ------------------------------
Net increase (decrease) in net assets
   resulting from operations                      $(3,851,130)       $  210,175
                                                  ==============================

See notes to financial statements.

                                     FT 503
                    GENOMICS & PROTEOMICS PORTFOLIO, SERIES 4

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Period from
                                                                               January 24, 2001
                                                               Year ended     (Initial Date of
                                                              December 31,       Deposit) to
                                                                  2002         December 31, 2001
Net increase (decrease) in net assets
  resulting from operations:
   Investment income (loss) - net                           $    (31,619)       $  (29,265)
   Net realized gain (loss) on investments                      (841,832)           (4,487)
   Change in net unrealized appreciation
      (depreciation) on investments                           (2,977,679)          243,927
                                                            -------------------------------
   Net increase (decrease) in net assets
      resulting from operations                               (3,851,130)          210,175
                                                            -------------------------------

Units issued                                                     237,556         7,579,053
   Deferred sales charge                                             849          (279,811)
   Organization costs                                                  -            (9,797)
                                                            -------------------------------
   Total                                                         238,405         7,289,445
                                                            -------------------------------

Unit redemptions                                                (819,794)                -

Distributions to unit holders:
   Investment income - net                                             -                 -
   Principal from investment transactions                       (193,182)                -
                                                            -------------------------------
   Total distributions                                          (193,182)                -
                                                            -------------------------------
Total increase (decrease) in net assets                       (4,625,701)        7,499,620

Net assets:
   Beginning of the period                                     7,646,407           146,787
                                                            -------------------------------
   End of the period                                        $  3,020,706        $7,646,407
                                                            ===============================
Distributable funds (deficit) at end of the period          $    275,870        $  261,579
                                                            ===============================
Trust units:
   Beginning of the period                                       991,688            15,390
   Issued                                                         40,451           976,298
   Redemptions                                                  (201,845)                -
                                                            -------------------------------
   End of the period                                             830,294           991,688
                                                            ===============================

See notes to financial statements.

                                     FT 503
                    GENOMICS & PROTEOMICS PORTFOLIO, SERIES 4

                          NOTES TO FINANCIAL STATEMENTS


1.    Organization

FT 503, Genomics & Proteomics Portfolio, Series 4 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of biotechnology companies and pharmaceutical companies that are actively participating in genomics and proteomics research.


2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of .35% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than .55% of a unit holder's initial investment.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $10,143, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at December 31, 2002 follows:


                  Unrealized appreciation                        $   158,574
                  Unrealized depreciation                         (2,892,326)
                                                                 ------------
                                                                 $(2,733,752)
                                                                 ============


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.34 per unit which was paid to the Sponsor over a five-month period ended December 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.4% of the Public Offering Price, which is equivalent to approximately 4.444% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                               Period from
                                                            January 24, 2001
                                                               (Initial Date of
                                               Year ended        Deposit) to
                                               December 31,    December 31,
                                                   2002            2001

Dividend income                                 $     -          $    -
Expenses                                          (.033)          (.054)
                                                ------------------------
      Investment income (loss) - net              (.033)          (.054)

Distributions to unit holders:
   Investment income - net                            -               -
   Principal from investment transactions         (.196)              -

Net gain (loss) on investments                   (3.843)         (1.774)
                                                ------------------------
      Total increase (decrease) in net assets    (4.072)         (1.828)

Net assets:
   Beginning of the period                        7.710           9.538
                                                ------------------------

   End of the period                             $3.638          $7.710
                                                 =======================

Total return                                    (50.27)%        (19.17)%
Ratio of total expenses to average net assets      .58%            .74%
Ratio of net investment income (loss) to
   average net assets                             (.58)%          (.74)%

                                     FT 503
                    GENOMICS & PROTEOMICS PORTFOLIO, SERIES 4

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                                ---------------
                               P R O S P E C T U S
                                ---------------


                      SPONSOR:             First Trust Portfolios L.P.
                                           1001 Warrenville Road
                                           Lisle, Illinois 60532
                                           (800) 621-1675

                      TRUSTEE:             JPMorgan Chase Bank
                                           4 Chase MetroTech Center, 3rd Floor
                                           Brooklyn, New York 11245

                      LEGAL COUNSEL        Chapman and Cutler
                      TO SPONSOR:          111 West Monroe Street
                                           Chicago, Illinois 60603

                      LEGAL COUNSEL        Carter, Ledyard & Milburn LLP
                      TO TRUSTEE:          2 Wall Street
                                           New York, New York 10005

                      INDEPENDENT          Deloitte & Touche LLP
                      AUDITORS:            180 North Stetson Avenue
                                           Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 503
                      GLOBAL TECHNOLOGY PORTFOLIO, SERIES 3
                                  472,647 UNITS


PROSPECTUS
Part One
Dated April 30, 2003

Note:   Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 503, Global Technology Portfolio, Series 3 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of technology companies which are working to meet the potential increase in worldwide demand for telecommunications and technology that is being created by the e-revolution. At March 3, 2003, each Unit represented a 1/472,647 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.4% of the Public Offering Price (3.520% of the net amount invested) including Income and Principal cash. At March 3, 2003, the Public Offering Price per Unit was $2.992 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

        Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 503
                      GLOBAL TECHNOLOGY PORTFOLIO, SERIES 3
              SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 3, 2003

                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank

GENERAL INFORMATION

Number of Units                                                                        472,647
Fractional Undivided Interest in the Trust per Unit                                  1/472,647
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                                   $1,381,740
   Aggregate Value of Securities per Unit                                               $2.923
   Income and Principal cash (overdraft) in the Portfolio                            $(15,475)
   Income and Principal cash (overdraft) per Unit                                      $(.033)
   Sales Charge 3.520% (3.4% of Public Offering Price,
      including Income and Principal Cash)                                               $.102
   Public Offering Price per Unit                                                       $2.992
Redemption Price and Sponsor Repurchase Price per Unit
   ($.102 less than the Public Offering Price per Unit)                                 $2.890

Date Trust Established                                                        January 24, 2001
Mandatory Termination Date                                                       July 26, 2006

Evaluator's Annual Fee:  $.0030 per Unit.  Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a
U.S. national securities exchange on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor:  Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor:  $.0015 per Unit annually.

Trustee's Annual Fee:  $.0096 per Unit.

Creation and development fee: 0.35% of daily average net assets, maximum of 0.55% of a Unit holder's initial investment. Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital
Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 1,000 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 503,
Global Technology Portfolio, Series 3


We have audited the statement of assets and liabilities of FT 503, Global Technology Portfolio, Series 3 (the "Trust"), including the schedule of investments, as of December 31, 2002, and the related statements of operations and of changes in net assets for the year then ended and for the period from January 24, 2001 (Initial Date of Deposit) to December 31, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 503, Global Technology Portfolio, Series 3, at December 31, 2002, and the results of its operations and changes in its net assets for the year then ended and for the period from January 24, 2001 (Initial Date of Deposit) to December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
April 14, 2003

                                     FT 503
                      GLOBAL TECHNOLOGY PORTFOLIO, SERIES 3

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2002


ASSETS

Securities, at fair value (cost, $2,692,008)                  $1,463,322
Dividends receivable                                              44,565
                                                              ----------
TOTAL ASSETS                                                  $1,507,887
                                                              ==========

LIABILITIES AND NET ASSETS

Accrued liabilities                                           $    4,453
Cash overdraft                                                    16,563
Unit redemptions payable                                          30,279
                                                              -----------
TOTAL LIABILITIES                                                 51,295
                                                              -----------

Net assets, applicable to 494,400 outstanding units
 of fractional undivided
      interest:
   Cost of Trust assets                                        2,692,008
   Net unrealized appreciation (depreciation)                 (1,228,686)
   Distributable funds (deficit)                                 179,783
   Less deferred sales charge                                   (178,081)
   Less organization costs                                        (8,432)
                                                              -----------
                                                               1,456,592
                                                              -----------
TOTAL LIABILITIES AND NET ASSETS                              $1,507,887
                                                              ===========
Net asset value per unit                                      $    2.946
                                                              ===========


See notes to financial statements.

                                     FT 503
                      GLOBAL TECHNOLOGY PORTFOLIO, SERIES 3

                             SCHEDULE OF INVESTMENTS

                                December 31, 2002


 Number                                                                             Fair
of Shares             Name of Issuer of Equity Securities (1)                       Value
                      COMMUNICATIONS EQUIPMENT - 16%
                      ------------------------
2,369                 Alcatel SA (ADR)                                              $   10,517
3,506                 Cisco Systems, Inc.                                               45,928
2,191                 Corning Incorporated                                               7,252
1,244 (3)             L.M. Ericsson AB (ADR)                                             8,385
2,476                 JDS Uniphase Corporation                                           6,116
3,873                 Nokia Oy (ADR)                                                    60,032
3,827 (4)             Nortel Networks Corporation                                        6,161
1,871                 QUALCOMM Incorporated                                             68,086
2,596                 Tellabs, Inc.                                                     18,873

                      COMPUTERS & PERIPHERALS - 12%
                      -----------------------
1,365                 Brocade Communications Systems, Inc.                               5,651
5,579                 Dell Computer Corporation                                        149,182
1,933                 EMC Corporation                                                   11,869
   66                 McDATA Corporation                                                   469
4,781                 Sun Microsystems, Inc.                                            14,869

                      COMPUTER SOFTWARE & SERVICES - 18%
                      ----------------------------
1,470 (4)             Check Point Software Technologies Ltd.                            19,066
2,455                 Microsoft Corporation                                            126,924
4,663                 Oracle Corporation                                                50,360
3,397                 SAP AG (ADR)                                                      66,242

                      ELECTRONICS - 22%
                      -----------------
3,869                 Canon Inc. (ADR)                                                 142,573
2,058 (4)             Celestica, Inc.                                                   29,018
1,281                 Kyocera Corporation (ADR)                                         73,209
3,612 (4)             Koninklijke (Royal) Philips Electronics N.V.                      63,860
3,736                 Solectron Corporation                                             13,263

                      SEMICONDUCTOR EQUIPMENT - 15%
                      -----------------------
5,306 (4)             ASM Lithography Holding N.V.                                      44,358
6,226 (2)             Applied Materials, Inc.                                           81,125
3,378                 Novellus Systems, Inc.                                            94,854

                      SEMICONDUCTORS - 17%
                      --------------------
4,949                 Altera Corporation                                                61,071
4,155                 Intel Corporation                                                 64,693
1,439 (4)             PMC-Sierra, Inc.                                                   8,001
3,159 (4)             STMicroelectronics N.V.                                           61,632
3,310                 Texas Instruments Incorporated                                    49,683
                                                                                    ----------
                      Total investments (total cost $2,692,008) - 100%              $1,463,322
                                                                                    ==========

                                     FT 503
                      GLOBAL TECHNOLOGY PORTFOLIO, SERIES 3

                       SCHEDULE OF INVESTMENTS (continued)

                                December 31, 2002






(1)     Percentages are calculated based on net assets.

(2)     The number of shares reflects the effect of a two for one stock split.

(3) The number of shares reflects the effect of a one for ten reverse stock split.

(4) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.







See notes to financial statements.

                                     FT 503
                      GLOBAL TECHNOLOGY PORTFOLIO, SERIES 3

                            STATEMENTS OF OPERATIONS

                                                                                  Period from
                                                                               January 24, 2001
                                                                                (Initial Date of
                                                                 Year ended       Deposit) to
                                                               December 31,      December 31,
                                                                   2002              2001
Dividend income (net of foreign taxes withheld
   of $1,216 and $530 in 2002 and 2001,
   respectively)                                             $     4,825         $   2,833
Expenses:
   Trustee and other service fees                                 (7,322)           (5,122)
   Evaluator's fees                                               (1,479)           (1,012)
   Supervisory fees                                               (1,777)           (1,244)
   Administrative fees                                              (674)             (533)
   Creation and development fees                                  (8,026)           (6,210)
   Tax reporting fee                                                (249)           (1,500)
   Other expenses                                                 (2,472)           (2,885)
                                                             -------------------------------
   Total expenses                                                (21,999)          (18,506)
                                                             -------------------------------
      Investment income (loss) - net                             (17,174)          (15,673)

Net gain (loss) on investments:
   Net realized gain (loss)                                     (345,939)         (134,390)
   Change in net unrealized appreciation
      (depreciation)                                            (843,381)         (385,305)
                                                             -------------------------------
                                                              (1,189,320)         (519,695)
                                                             -------------------------------
Net increase (decrease) in net assets
   resulting from operations                                 $(1,206,494)        $(535,368)
                                                             ===============================


See notes to financial statements.




                                     FT 503
                      GLOBAL TECHNOLOGY PORTFOLIO, SERIES 3

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Period from
                                                                               January 24, 2001
                                                                Year ended     (Initial Date of
                                                               December 31,       Deposit) to
                                                                   2002        December 31, 2001
Net increase (decrease) in net assets resulting
  from operations:
   Investment income (loss) - net                            $   (17,174)       $  (15,673)
   Net realized gain (loss) on investments                      (345,939)         (134,390)
   Change in net unrealized appreciation
      (depreciation) on investments                             (843,381)         (385,305)
                                                             ------------------------------
   Net increase (decrease) in net assets
      resulting from operations                               (1,206,494)         (535,368)
                                                             ------------------------------

Units issued                                                     125,126         3,736,904
   Deferred sales charge                                           2,930          (175,898)
   Organization costs                                                263            (8,357)
                                                             ------------------------------
   Total                                                         128,319         3,552,649
                                                             ------------------------------
Unit redemptions                                                (625,943)                -

Distributions to unit holders:
   Investment income - net                                             -                 -
   Principal from investment transactions                              -                 -
                                                             ------------------------------
   Total distributions                                                 -                 -
                                                             ------------------------------
Total increase (decrease) in net assets                       (1,704,118)        3,017,281

Net assets:
   Beginning of the period                                     3,160,710           143,429
                                                             ------------------------------
   End of the period                                         $ 1,456,592        $3,160,710
                                                             ==============================
Distributable funds (deficit) at end of the period           $   179,783        $  170,388
                                                             ==============================
Trust units:
   Beginning of the period                                       646,195            15,038
   Issued                                                         24,627           631,157
   Redemptions                                                  (176,422)                -
                                                             ------------------------------
   End of the period                                             494,400           646,195
                                                             ==============================
See notes to financial statements.

                                     FT 503
                      GLOBAL TECHNOLOGY PORTFOLIO, SERIES 3

                          NOTES TO FINANCIAL STATEMENTS


1.    Organization

FT 503, Global Technology Portfolio, Series 3 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of technology companies which are working to meet the potential increase in worldwide demand for telecommunications and technology that is being created by the e-revolution.

2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of 0.35% of average daily net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 0.55% of a unit holder's initial investment.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs totaling $8,432, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at December 31, 2002 follows:


                  Unrealized appreciation                          $    22,658
                  Unrealized depreciation                           (1,251,344)
                                                                   ------------
                                                                   $(1,228,686)
                                                                   ============


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.34 per unit which was paid to the Sponsor over a five-month period ended December 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.4% of the Public Offering Price, which is equivalent to approximately 4.444% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                   Period from
                                                                January 24, 2001
                                                                (Initial Date of
                                                Year ended           Deposit) to
                                                December 31,        December 31,
                                                   2002                2001


Dividend income                                    $  .008        $ .008
Expenses                                             (.037)        (.052)
                                                   ----------------------
      Investment income (loss) - net                 (.029)        (.044)

Distributions to unit holders:
   Investment income - net                               -             -
   Principal from investment transactions                -             -

Net gain (loss) on investments                      (1.916)       (4.603)
                                                   ----------------------
      Total increase (decrease) in net assets       (1.945)       (4.647)

Net assets:
   Beginning of the period                           4.891         9.538
                                                   ----------------------
   End of the period                               $ 2.946        $4.891
                                                   ======================

Total return                                       (39.77)%      (48.72)%
Ratio of total expenses to average net assets         .94%          .99%
Ratio of net investment income (loss) to
   average net assets                                (.74)%        (.84)%

                                     FT 503
                      GLOBAL TECHNOLOGY PORTFOLIO, SERIES 3

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                                  ---------------
                               P R O S P E C T U S
                                  ---------------


                      SPONSOR:            First Trust Portfolios L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois 60532
                                          (800) 621-1675

                      TRUSTEE:            JPMorgan Chase Bank
                                          4 Chase MetroTech Center, 3rd Floor
                                          Brooklyn, New York 11245

                      LEGAL COUNSEL       Chapman and Cutler
                      TO SPONSOR:         111 West Monroe Street
                                          Chicago, Illinois 60603

                      LEGAL COUNSEL       Carter, Ledyard & Milburn LLP
                      TO TRUSTEE:         2 Wall Street
                                          New York, New York 10005

                      INDEPENDENT         Deloitte & Touche LLP
                      AUDITORS:           180 North Stetson Avenue
                                          Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 503
                        SEMICONDUCTOR PORTFOLIO, SERIES 6
                                 1,416,499 UNITS



PROSPECTUS
Part One
Dated April 30, 2003

Note:   Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 503, Semiconductor Portfolio, Series 6 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of technology companies in the semiconductor industry. At March 3, 2003, each Unit represented a 1/1,416,499 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.4% of the Public Offering Price (3.520% of the net amount invested) including Income and Principal cash. At March 3, 2003, the Public Offering Price per Unit was $3.371 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

          Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 503
                        SEMICONDUCTOR PORTFOLIO, SERIES 6
              SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 3, 2003

                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank

GENERAL INFORMATION
Number of Units                                                                      1,416,499
Fractional Undivided Interest in the Trust per Unit                                1/1,416,499
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                                   $4,629,753
   Aggregate Value of Securities per Unit                                               $3.268
   Income and Principal cash (overdraft) in the Portfolio                            $(17,050)
   Income and Principal cash (overdraft) per Unit                                      $(.012)
   Sales Charge 3.520% (3.4% of Public Offering Price,
      including Income and Principal Cash)                                               $.115
   Public Offering Price per Unit                                                       $3.371
Redemption Price and Sponsor Repurchase Price per Unit
   ($.115 less than the Public Offering Price per Unit)                                 $3.256

Date Trust Established                                                        January 24, 2001

Mandatory Termination Date                                                       July 26, 2006

Evaluator's Annual Fee:  $.0030 per Unit.  Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a
U.S. national securities exchange on each day on which it is open.
Supervisory fee payable to an affiliate of the Sponsor:  Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor:  $.0015 per Unit annually.

Trustee's Annual Fee:  $.0096 per Unit.

Creation and development fee: 0.35% of daily average net assets, maximum of 0.55% of a Unit holder's initial investment. Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital
Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 1,000 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 503,
Semiconductor Portfolio, Series 6


We have audited the statement of assets and liabilities of FT 503, Semiconductor Portfolio, Series 6 (the "Trust"), including the schedule of investments, as of December 31, 2002, and the related statements of operations and of changes in net assets for the year then ended and for the period from January 24, 2001 (Initial Date of Deposit) to December 31, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 503, Semiconductor Portfolio, Series 6, at December 31, 2002, and the results of its operations and changes in its net assets for the year then ended and for the period from January 24, 2001 (Initial Date of Deposit) to December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
April 14, 2003

                                     FT 503
                        SEMICONDUCTOR PORTFOLIO, SERIES 6

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2002



ASSETS

Securities, at fair value (cost, $9,876,472)                     $ 4,798,877
Dividends receivable                                                     986
Receivable from investment transactions                               32,893
                                                                 -----------
TOTAL ASSETS                                                     $ 4,832,756
                                                                 ===========

LIABILITIES AND NET ASSETS

Accrued liabilities                                              $     8,125
Cash overdraft                                                        27,908
Unit redemptions payable                                              11,290
                                                                 -----------
TOTAL LIABILITIES                                                     47,323
                                                                 -----------

Net assets, applicable to 1,467,031 outstanding units
  of fractional undivided interest:
   Cost of Trust assets                                            9,876,472
   Net unrealized appreciation (depreciation)                     (5,077,595)
   Distributable funds (deficit)                                     629,922
   Less deferred sales charge                                       (613,459)
   Less organization costs                                           (29,907)
                                                                 -----------
                                                                   4,785,433
                                                                 -----------
TOTAL LIABILITIES AND NET ASSETS                                 $ 4,832,756
                                                                 ===========
Net asset value per unit                                         $     3.262
                                                                 ===========


See notes to financial statements.

                                     FT 503
                        SEMICONDUCTOR PORTFOLIO, SERIES 6

                             SCHEDULE OF INVESTMENTS

                                December 31, 2002

 Number                                                                             Fair
of Shares             Name of Issuer of Equity Securities (1)                       Value
                      SEMICONDUCTORS - 69%
                      --------------------
18,749                Altera Corporation                                            $  231,362
10,015                Analog Devices, Inc.                                             239,057
34,621                Atmel Corporation                                                 77,205
 4,397                Broadcom Corporation (Class A)                                    66,219
19,873                Cypress Semiconductors Corporation                               113,674
32,233                Fairchild Semiconductors Corporation                             345,215
13,906                Globespan Virata, Inc                                             61,325
15,729                Intel Corporation                                                244,901
 8,597                Linear Technology Corporation                                    221,115
 8,254                Maxim Integrated Products, Inc.                                  272,712
11,821                Micrel Incorporated                                              106,153
24,025                Motorola, Inc.                                                   207,816
 5,368 (3)            PMC-Sierra, Inc.                                                  29,846
 5,804                QLogic Corporation                                               200,296
25,605                RF Micro Devices, Inc.                                           187,685
12,010 (3)            STMicroelectronics N.V.                                          234,315
12,555                Texas Instruments Incorporated                                   188,451
14,216                Triquint Semiconductors, Inc.                                     60,276
 7,435                Vitesse Semiconductors Corporation                                16,208
10,020                Xilinx, Inc.                                                     206,412

                      SEMICONDUCTOR EQUIPMENT - 31%
                      -----------------------
20,279 (3)            ASM Lithography Holding N.V.                                     169,532
23,397 (2)            Applied Materials, Inc.                                          304,863
12,937                KLA-Tencor Corporation                                           457,582
12,895                Novellus Systems Inc.                                            362,092
14,955                Teradyne, Inc.                                                   194,565
                                                                                    -----------
                      Total investments (total cost $9,876,472) - 100%              $4,798,877
                                                                                    ===========

                                     FT 503
                        SEMICONDUCTOR PORTFOLIO, SERIES 6

                       SCHEDULE OF INVESTMENTS (continued)

                                December 31, 2002






(1)     Percentages are calculated based on net assets.

(2)     The number of shares reflects the effect of a two for one stock split.

(3) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.



See notes to financial statements.

                                     FT 503
                        SEMICONDUCTOR PORTFOLIO, SERIES 6

                            STATEMENTS OF OPERATIONS

                                                                             Period from
                                                                         January 24, 2001
                                                                         (Initial Date of
                                                          Year ended        Deposit) to
                                                         December 31,      December 31,
                                                             2002              2001
Dividend income (net of foreign taxes withheld
   of $153 and $87 in 2002 and 2001,
   respectively)                                       $     9,927       $     6,750

Expenses:
   Trustee and other service fees                          (19,916)          (16,543)
   Evaluator's fees                                         (4,449)           (3,607)
   Supervisory fees                                         (5,379)           (4,483)
   Administrative fees                                      (2,007)           (1,921)
   Creation and development fees                           (20,633)          (28,238)
   Tax reporting fee                                        (3,963)           (1,500)
   Other expenses                                           (3,500)           (5,775)
                                                       ------------------------------
   Total expenses                                          (59,847)          (62,067)
                                                       ------------------------------
      Investment income (loss) - net                       (49,920)          (55,317)

Net gain (loss) on investments:
   Net realized gain (loss)                               (976,192)         (529,568)
   Change in net unrealized appreciation
      (depreciation)                                    (4,399,004)         (678,591)
                                                       ------------------------------
                                                        (5,375,196)       (1,208,159)
                                                       ------------------------------
Net increase (decrease) in net assets
   resulting from operations                           $(5,425,116)      $(1,263,476)
                                                       ==============================


See notes to financial statements.

                                     FT 503
                        SEMICONDUCTOR PORTFOLIO, SERIES 6

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  Period from
                                                                               January 24, 2001
                                                                Year ended     (Initial Date of
                                                               December 31,       Deposit) to
                                                                   2002        December 31, 2001
Net increase (decrease) in net assets resulting
  from operations:
   Investment income (loss) - net                            $   (49,920)      $   (55,317)

   Net realized gain (loss) on investments                      (976,192)         (529,568)
   Change in net unrealized appreciation
      (depreciation) on investments                           (4,399,004)         (678,591)
                                                             ------------------------------
   Net increase (decrease) in net assets
      resulting from operations                               (5,425,116)       (1,263,476)
                                                             ------------------------------

Units issued                                                     149,417        15,508,425
   Deferred sales charge                                           4,769          (613,119)
   Organization costs                                                  -           (29,569)
                                                             ------------------------------
   Total                                                         154,186        14,865,737
                                                             ------------------------------

Unit redemptions                                              (3,132,891)         (556,319)

Distributions to unit holders:
   Investment income - net                                             -                 -
   Principal from investment transactions                              -                 -
                                                             ------------------------------
   Total distributions                                                 -                 -
                                                             ------------------------------
Total increase (decrease) in net assets                       (8,403,821)       13,045,942

Net assets:
   Beginning of the period                                    13,189,254           143,312
                                                             ------------------------------
   End of the period                                         $ 4,785,433       $13,189,254
                                                             ==============================
Distributable funds (deficit) at end of the period           $   629,922       $   582,647
                                                             ==============================
Trust units:
   Beginning of the period                                     2,049,874            15,026
   Issued                                                         20,706         2,121,766
   Redemptions                                                  (603,549)          (86,918)
                                                             ------------------------------
   End of the period                                           1,467,031         2,049,874
                                                             ==============================
See notes to financial statements.

                                     FT 503
                        SEMICONDUCTOR PORTFOLIO, SERIES 6

                          NOTES TO FINANCIAL STATEMENTS


1.    Organization

FT 503, Semiconductor Portfolio, Series 6 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of technology companies in the semiconductor industry.


2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of 0.35% of average daily net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than 0.55% of a unit holder's initial investment.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs totaling $29,907, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Reclassification - Certain amounts in the prior period have been reclassified to conform to the current year presentation.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at December 31, 2002 follows:


                  Unrealized appreciation                          $         -
                  Unrealized depreciation                           (5,077,595)
                                                                   ------------
                                                                   $(5,077,595)
                                                                   ============


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.34 per unit which was paid to the Sponsor over a five-month period ended December 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.4% of the Public Offering Price, which is equivalent to approximately 4.444% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                  Period from
                                                                January 24, 2001
                                                                (Initial Date of
                                                  Year ended      Deposit) to
                                                  December 31,    December 31,
                                                      2002            2001


Dividend income                                   $   .006        $   .005
Expenses                                             (.034)          (.049)
                                                  -------------------------
      Investment income (loss) - net                 (.028)          (.044)

Distributions to unit holders:
   Investment income - net                               -               -
   Principal from investment transactions                -               -

Net gain (loss) on investments                      (3.144)         (3.060)
                                                  -------------------------
      Total increase (decrease) in net assets       (3.172)         (3.104)

Net assets:
   Beginning of the period                           6.434           9.538
                                                  -------------------------

   End of the period                              $  3.262        $  6.434
                                                  =========================

Total return                                       (49.30)%        (32.54)%
Ratio of total expenses to average net assets         .70%            .73%
Ratio of net investment income (loss) to
   average net assets                                (.58)%          (.65)%

                                     FT 503
                        SEMICONDUCTOR PORTFOLIO, SERIES 6

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                                 ---------------
                               P R O S P E C T U S
                                ---------------


                 SPONSOR:                First Trust Portfolios L.P.
                                         1001 Warrenville Road
                                         Lisle, Illinois 60532
                                         (800) 621-1675

                 TRUSTEE:                JPMorgan Chase Bank
                                         4 Chase MetroTech Center, 3rd Floor
                                         Brooklyn, New York 11245

                 LEGAL COUNSEL           Chapman and Cutler
                 TO SPONSOR:             111 West Monroe Street
                                         Chicago, Illinois 60603

                 LEGAL COUNSEL           Carter, Ledyard & Milburn LLP
                 TO TRUSTEE:             2 Wall Street
                                         New York, New York 10005

                 INDEPENDENT             Deloitte & Touche LLP
                 AUDITORS:               180 North Stetson Avenue
                                         Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 503
                    SOFTWARE INNOVATIONS PORTFOLIO, SERIES 5
                                  441,421 UNITS



PROSPECTUS
Part One
Dated April 30, 2003

Note:   Part One of this Prospectus may not be distributed unless
accompanied by Part Two and Part Three.

The Trust

FT 503, Software Innovations Portfolio, Series 5 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies that provide software products and services to address a wide variety of business needs, including networking, e-commerce, supply chain management and financial reporting. At March 3, 2003, each Unit represented a 1/441,421 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.4% of the Public Offering Price (3.520% of the net amount invested) including Income and Principal cash. At March 3, 2003, the Public Offering Price per Unit was $2.667 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

             Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 503
                    SOFTWARE INNOVATIONS PORTFOLIO, SERIES 5
              SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 3, 2003

                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank

GENERAL INFORMATION

Number of Units                                                                        441,421
Fractional Undivided Interest in the Trust per Unit                                  1/441,421
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                                   $1,158,557
   Aggregate Value of Securities per Unit                                               $2.625
   Income and Principal cash (overdraft) in the Portfolio                            $(21,501)
   Income and Principal cash (overdraft) per Unit                                      $(.049)
   Sales Charge 3.520% (3.4% of Public Offering Price,
      including Income and Principal Cash)                                               $.091
   Public Offering Price per Unit                                                       $2.667
Redemption Price and Sponsor Repurchase Price per Unit
   ($.091 less than the Public Offering Price per Unit)                                 $2.576

Date Trust Established                                                        January 24, 2001

Mandatory Termination Date                                                       July 26, 2006

Evaluator's Annual Fee:  $.0030 per Unit.  Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a
U.S. national securities exchange on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor:  Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor:  $.0015 per Unit annually.

Trustee's Annual Fee:  $.0096 per Unit.

Creation and development fee: 0.35% of daily average net assets, maximum of 0.55% of a Unit holder's initial investment. Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital
Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 1,000 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 503,
Software Innovations Portfolio, Series 5


We have audited the statement of assets and liabilities of FT 503, Software Innovations Portfolio, Series 5 (the "Trust"), including the schedule of investments, as of December 31, 2002, and the related statements of operations and of changes in net assets for the year then ended and for the period from January 24, 2001 (Initial Date of Deposit) to December 31, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 503, Software Innovations Portfolio, Series 5, at December 31, 2002, and the results of its operations and changes in its net assets for the year then ended and for the period from January 24, 2001 (Initial Date of Deposit) to December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
April 14, 2003

                                     FT 503
                    SOFTWARE INNOVATIONS PORTFOLIO, SERIES 5

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2002


ASSETS

Securities, at fair value (cost, $2,332,267)                      $ 1,156,505
Receivable from investment transactions                                17,782
                                                                  -----------
TOTAL ASSETS                                                      $ 1,174,287
                                                                  ===========
LIABILITIES AND NET ASSETS

Accrued liabilities                                               $     4,453
Cash overdraft                                                         21,801
Unit redemptions payable                                                2,062
                                                                  -----------
TOTAL LIABILITIES                                                      28,316
                                                                  -----------
Net assets, applicable to 465,044 outstanding units
  of fractional undivided  interest:
   Cost of Trust assets                                             2,332,267
   Net unrealized appreciation (depreciation)                      (1,175,762)
   Distributable funds (deficit)                                      187,834
   Less deferred sales charge                                        (188,109)
   Less organization costs                                            (10,259)
                                                                  -----------
                                                                    1,145,971
                                                                  -----------
TOTAL LIABILITIES AND NET ASSETS                                  $ 1,174,287
                                                                  ===========
Net asset value per unit                                          $     2.464
                                                                  ===========


See notes to financial statements.

                                     FT 503
                    SOFTWARE INNOVATIONS PORTFOLIO, SERIES 5

                             SCHEDULE OF INVESTMENTS

                                December 31, 2002

 Number                                                                              Fair
of Shares             Name of Issuer of Equity Securities (1)                        Value
                      APPLICATIONS SOFTWARE - 40%
                      ---------------------
2,761                 Adobe Systems Incorporated                                     $  68,472
2,173                 Amdocs Limited                                                    21,339
4,747                 Citrix Systems, Inc.                                              58,483
1,417                 Comverse Technology, Inc.                                         14,198
3,344                 Gemstar-TV Guide International, Inc.                              10,868
4,823                 Macromedia, Inc.                                                  51,365
2,585                 Microsoft Corporation                                            133,645
2,748                 Openwave Systems Inc.                                              5,496
3,400                 Paychex, Inc.                                                     94,860

                      COMPUTER DATA SECURITY SOFTWARE - 25%
                      -------------------------------
1,638 (5)             Check Point Software Technologies Ltd.                            21,245
6,096 (4)             Symantic Corporation                                             246,766
2,283                 VeriSign, Inc.                                                    18,310

                      e-BUSINESS SOFTWARE - 4%
                      -------------------
4,422                 Ariba, Inc.                                                       10,967
2,543                 BEA Systems, Inc.                                                 29,168
1,328 (2)             BroadVision, Inc.                                                  4,528
  557 (3)             Commerce One, Inc.                                                 1,532

                      ENTERPRISE SOFTWARE - 32%
                      -------------------
5,286                 BMC Software, Inc.                                                90,443
3,480                 Business Objects S.A. (ADR)                                       52,200
3,119                 i2 Technologies, Inc.                                              3,587
1,712                 Mercury Interactive Corporation                                   50,761
5,033                 Oracle Corporation                                                54,356
3,741                 SAP AG (ADR)                                                      72,950
2,217                 Siebel Systems, Inc.                                              16,583
1,561                 VERITAS Software Corporation                                      24,383
                                                                                    ----------
                      Total investments (total cost $2,332,267) - 101%              $1,156,505
                                                                                    ==========

                                     FT 503
                    SOFTWARE INNOVATIONS PORTFOLIO, SERIES 5

                       SCHEDULE OF INVESTMENTS (continued)

                                December 31, 2002






(1)     Percentages are calculated based on net assets.

(2) The number of shares reflects the effect of a one for nine reverse stock split.

(3) The number of shares reflects the effect of a one for ten reverse stock split.

(4)     The number of shares reflects the effect of a two for one stock split.

(5) This security represents the common stock of a foreign company which trades directly on a U.S. national securities exchange.















See notes to financial statements.

                                     FT 503
                    SOFTWARE INNOVATIONS PORTFOLIO, SERIES 5

                            STATEMENTS OF OPERATIONS

                                                                                  Period from
                                                                               January 24, 2001
                                                                               (Initial Date of
                                                               Year ended         Deposit) to
                                                               December 31,      December 31,
                                                                   2002              2001

Dividend income (net of foreign taxes withheld
   of $141 in 2002)                                          $     2,606        $    1,271

Expenses:
   Trustee and other service fees                                 (7,354)           (5,457)
   Evaluator's fees                                               (1,470)           (1,037)
   Supervisory fees                                               (1,770)           (1,295)
   Administrative fees                                              (668)             (555)
   Creation and development fees                                  (5,914)           (5,642)
   Tax reporting fee                                                (301)           (1,500)
   Other expenses                                                 (2,325)           (2,885)
                                                             -------------------------------
   Total expenses                                                (19,802)          (18,371)
                                                             -------------------------------
      Investment income (loss) - net                             (17,196)          (17,100)

Net gain (loss) on investments:
   Net realized gain (loss)                                     (684,527)          (58,434)
   Change in net unrealized appreciation
      (depreciation)                                            (443,089)         (732,673)
                                                             -------------------------------
                                                              (1,127,616)         (791,107)
                                                             -------------------------------
Net increase (decrease) in net assets
   resulting from operations                                 $(1,144,812)       $ (808,207)
                                                             ===============================


See notes to financial statements.

                                     FT 503
                    SOFTWARE INNOVATIONS PORTFOLIO, SERIES 5

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Period from
                                                                               January 24, 2001
                                                                Year ended     (Initial Date of
                                                               December 31,       Deposit) to
                                                                   2002        December 31, 2001
Net increase (decrease) in net assets resulting
 from operations:
   Investment income (loss) - net                            $   (17,196)       $  (17,100)
   Net realized gain (loss) on investments                      (684,527)          (58,434)
   Change in net unrealized appreciation
      (depreciation) on investments                             (443,089)         (732,673)
                                                             ------------------------------
   Net increase (decrease) in net assets
      resulting from operations                               (1,144,812)         (808,207)
                                                             ------------------------------

Units issued                                                           -         3,732,768
   Deferred sales charge                                           2,947          (185,901)
   Organization costs                                                  -            (9,918)
                                                             ------------------------------
   Total                                                           2,947         3,536,949
                                                             ------------------------------

Unit redemptions                                                (585,514)                -

Distributions to unit holders:
   Investment income - net                                             -                 -
   Principal from investment transactions                              -                 -
                                                             ------------------------------
   Total distributions                                                 -                 -
                                                             ------------------------------
Total increase (decrease) in net assets                       (1,727,379)        2,728,742

Net assets:
   Beginning of the period                                     2,873,350           144,608
                                                             ------------------------------
   End of the period                                         $ 1,145,971        $2,873,350
                                                             ==============================
Distributable funds (deficit) at end of the period           $   187,834        $  173,725
                                                             ==============================
Trust units:
   Beginning of the period                                       679,486            15,162
   Issued                                                              -           664,324
   Redemptions                                                  (214,442)                -
                                                             ------------------------------
   End of the period                                             465,044           679,486
                                                             ==============================
See notes to financial statements.

                                     FT 503
                    SOFTWARE INNOVATIONS PORTFOLIO, SERIES 5

                          NOTES TO FINANCIAL STATEMENTS


1.    Organization

FT 503, Software Innovations Portfolio, Series 5 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of companies that provide software products and services to address a wide variety of business needs, including networking, e-commerce, supply chain management and financial reporting.


2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of .35% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than .55% of a unit holder's initial investment.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $10,259, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at December 31, 2002 follows:


                  Unrealized appreciation                      $    81,028
                  Unrealized depreciation                       (1,256,790)
                                                               ------------
                                                               $(1,175,762)
                                                               ============


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.34 per unit which was paid to the Sponsor over a five-month period ended December 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.4% of the Public Offering Price, which is equivalent to approximately 4.444% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                               Period from
                                                            January 24, 2001
                                                            (Initial Date of
                                               Year ended      Deposit) to
                                               December 31,   December 31,
                                                   2002           2001


Dividend income                                $   .004     $   .003
Expenses                                          (.034)       (.050)
                                               ----------------------
      Investment income (loss) - net              (.030)       (.047)

Distributions to unit holders:
   Investment income - net                            -           -
   Principal from investment transactions             -           -

Net gain (loss) on investments                   (1.735)      (5.262)
                                               ----------------------
      Total increase (decrease) in net assets    (1.765)      (5.309)

Net assets:
   Beginning of the period                        4.229        9.538
                                               ----------------------

   End of the period                           $  2.464     $  4.229
                                               ======================

Total return                                    (41.74)%     (55.66)%
Ratio of total expenses to average net assets      1.02%        1.09%
Ratio of net investment income (loss) to
   average net assets                             (.90)%      (1.01)%

                                     FT 503
                    SOFTWARE INNOVATIONS PORTFOLIO, SERIES 5

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                                 ---------------
                               P R O S P E C T U S
                                 ---------------


                      SPONSOR:            First Trust Portfolios L.P.
                                          1001 Warrenville Road
                                          Lisle, Illinois 60532
                                          (800) 621-1675

                      TRUSTEE:            JPMorgan Chase Bank
                                          4 Chase MetroTech Center, 3rd Floor
                                          Brooklyn, New York 11245

                      LEGAL COUNSEL       Chapman and Cutler
                      TO SPONSOR:         111 West Monroe Street
                                          Chicago, Illinois 60603

                      LEGAL COUNSEL       Carter, Ledyard & Milburn LLP
                      TO TRUSTEE:         2 Wall Street
                                          New York, New York 10005

                      INDEPENDENT         Deloitte & Touche LLP
                      AUDITORS:           180 North Stetson Avenue
                                          Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 503
                     WORLD WIDE WIRELESS PORTFOLIO, SERIES 4
                                  424,089 UNITS



PROSPECTUS
Part One
Dated April 30, 2003

Note:   Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

FT 503, World Wide Wireless Portfolio, Series 4 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of telecommunications companies which provide products and/or services used in wireless communications. At March 3, 2003, each Unit represented a 1/424,089 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.4% of the Public Offering Price (3.520% of the net amount invested) including Income and Principal cash. At March 3, 2003, the Public Offering Price per Unit was $2.667 (see "Public Offering" in Part
Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

             Please retain all parts of this Prospectus for future reference.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
                           FIRST TRUST PORTFOLIOS L.P.
                                     Sponsor

                                     FT 503
                     WORLD WIDE WIRELESS PORTFOLIO, SERIES 4
              SUMMARY OF ESSENTIAL INFORMATION AS OF MARCH 3, 2003
                      Sponsor: First Trust Portfolios L.P.
                      Evaluator: First Trust Advisors L.P.
                          Trustee: JPMorgan Chase Bank

GENERAL INFORMATION

Number of Units                                                                        424,089
Fractional Undivided Interest in the Trust per Unit                                  1/424,089
Public Offering Price:
   Aggregate Value of Securities in the Portfolio                                   $1,097,298
   Aggregate Value of Securities per Unit                                               $2.587
   Income and Principal cash (overdraft) in the Portfolio                             $(4,557)
   Income and Principal cash (overdraft) per Unit                                      $(.011)
   Sales Charge 3.520% (3.4% of Public Offering Price,
      including Income and Principal Cash)                                               $.091
   Public Offering Price per Unit                                                       $2.667
Redemption Price and Sponsor Repurchase Price per Unit
   ($.091 less than the Public Offering Price per Unit)                                 $2.576

Date Trust Established                                                        January 24, 2001

Mandatory Termination Date                                                       July 26, 2006

Evaluator's Annual Fee:  $.0030 per Unit.  Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (generally 4:00 p.m. Eastern time) on the New York Stock Exchange or a
U.S. national securities exchange on each day on which it is open.

Supervisory fee payable to an affiliate of the Sponsor:  Maximum of $.0035 per Unit annually.

Administrative expenses payable to the Sponsor:  $.0015 per Unit annually.

Trustee's Annual Fee:  $.0096 per Unit.

Creation and development fee: 0.35% of daily average net assets, maximum of 0.55% of a Unit holder's initial investment. Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital
Account, if any, will be made in December of each year.

Income Distribution Record Date:  Fifteenth day of each June and December.

Income Distribution Date:  The last day of each June and December.

A Unit holder who owns at least 1,000 Units may request an "In-Kind
Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

                         REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 503,
World Wide Wireless Portfolio, Series 4


We have audited the statement of assets and liabilities of FT 503, World Wide Wireless Portfolio, Series 4 (the "Trust"), including the schedule of investments, as of December 31, 2002, and the related statements of operations and of changes in net assets for the year then ended and for the period from January 24, 2001 (Initial Date of Deposit) to December 31, 2001. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 503, World Wide Wireless Portfolio, Series 4, at December 31, 2002, and the results of its operations and changes in its net assets for the year then ended and for the period from January 24, 2001 (Initial Date of Deposit) to December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche LLP
Chicago, Illinois
April 14, 2003

                                     FT 503
                     WORLD WIDE WIRELESS PORTFOLIO, SERIES 4

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 2002


ASSETS

Securities, at fair value (cost, $3,120,861)                    $ 1,273,605
Dividends receivable                                                  1,119
Receivable from investment transactions                              10,963
                                                                ------------
TOTAL ASSETS                                                    $ 1,285,687
                                                                ============

LIABILITIES AND NET ASSETS

Accrued liabilities                                             $     3,737
Cash overdraft                                                       12,140
Payable for investments purchased                                    19,151
                                                                ------------
TOTAL LIABILITIES                                                    35,028
                                                                ------------

Net assets, applicable to 449,806 outstanding units of
 fractional undivided  interest:
   Cost of Trust assets                                           3,120,861
   Net unrealized appreciation (depreciation)                    (1,847,256)
   Distributable funds (deficit)                                    284,320
   Less deferred sales charge                                      (290,770)
   Less organization costs                                          (16,496)
                                                                ------------
                                                                  1,250,659
                                                                ------------
TOTAL LIABILITIES AND NET ASSETS                                $ 1,285,687
                                                                ============
Net asset value per unit                                        $    2.780
                                                                ============


See notes to financial statements.

                                     FT 503
                     WORLD WIDE WIRELESS PORTFOLIO, SERIES 4

                             SCHEDULE OF INVESTMENTS

                                December 31, 2002

 Number                                                                             Fair
of Shares             Name of Issuer of Equity Securities (1)                       Value
                      COMMUNICATIONS SERVICES (DOMESTIC) - 29%
                      ----------------------------------
5,695                 AT&T Wireless Services, Inc.                                  $   32,177
3,498                 BellSouth Corporation                                             90,493
4,134                 Nextel Communications, Inc. (Class A)                             47,748
2,356                 Openwave Systems, Inc.                                             4,712
4,568                 Sprint Corp. (PCS Group)                                          20,008
2,444                 United States Cellular Corporation                                61,149
2,644                 Verizon Communications, Inc.                                     102,455

                      COMMUNICATIONS SERVICES (INTERNATIONAL) - 45%
                      ---------------------------------------
3,487                 Cable & Wireless Plc (ADR)                                         8,125
4,437                 China Mobile (Hong Kong) Limited (ADR)                            53,599
4,054                 Deutsche Telekom AG (ADR)                                         51,486
4,917                 Millicom International Cellular S.A.                               8,752
3,293 (6)             NTT DoCoMo, Inc. (ADR)                                            60,097
5,350                 SK Telecom Co. Ltd. (ADR)                                        114,223
6,804                 Sonera Oy (ADR)                                                   39,055
1,134                 Telecom Italia SpA (ADR)                                          86,161
2,511 (5)             Telefonica S.A. (ADR)                                             66,717
4,205                 Vodafone AirTouch Plc (ADR)                                       76,195

                      COMMUNICATIONS EQUIPMENT - 28%
                      ------------------------
1,869                 Amdocs Limited                                                    18,354
1,227                 Comverse Technology, Inc.                                         12,295
1,247 (3)(4)          LM Ericsson AB (ADR)                                               8,405
3,773                 Gilat Satellite Networks Ltd.                                      1,471
5,956                 Motorola, Inc.                                                    51,519
3,674                 Nokia Oy (ADR)                                                    56,947
3,926                 Nortel Networks Corporation                                        6,321
  299 (2)             Palm, Inc.                                                         4,694
3,361                 Powerwave Technologies, Inc.                                      18,149
1,757                 QUALCOMM Incorporated                                             63,937
6,374                 RF Micro Devices, Inc.                                            46,721
3,123                 Texas Instruments Incorporated                                    46,876
3,482                 TriQuint Semiconductor, Inc                                       14,764
                                                                                    ----------
                      Total investments (total cost $3,120,861) - 102%              $1,273,605
                                                                                    ==========

                                     FT 503
                     WORLD WIDE WIRELESS PORTFOLIO, SERIES 4

                       SCHEDULE OF INVESTMENTS (continued)

                                December 31, 2002




(1)     Percentages are calculated based on net assets.

(2) The number of shares reflects the effect of a one for twenty reverse stock split.

(3) The number of shares reflects the effect of a one for ten reverse stock split.

(4) In August 2002, L.M. Ericsson AB (ADR) ("Ericsson"), one of the trust's original holdings, issued rights to shareholders to purchase additional Ericsson shares. Each shareholder received one right to purchase one share of Ericsson for each share of Ericsson held. The Trust sold all of these Ericsson rights prior to December 31, 2002.

(5)     The number of shares reflects the effect of two 2% stock dividends.

(6)     The number of shares reflects the effect of a five for two stock split.














See notes to financial statements.

                                     FT 503
                     WORLD WIDE WIRELESS PORTFOLIO, SERIES 4

                            STATEMENTS OF OPERATIONS

                                                                                  Period from
                                                                               January 24, 2001
                                                                                (Initial Date of
                                                              Year ended          Deposit) to
                                                              December 31,      December 31,
                                                                 2002                2001
Dividend income (net of foreign taxes withheld
   of $2,956 and $2,925 in 2002 and 2001,
   respectively)                                             $    22,041       $    20,159

Expenses:
   Trustee and other service fees                                 (8,162)           (7,928)
   Evaluator's fees                                               (1,467)           (1,732)
   Supervisory fees                                               (1,795)           (2,120)
   Administrative fees                                              (627)             (908)
   Creation and development fees                                  (6,173)          (10,907)
   Tax reporting fee                                                (346)           (1,500)
   Other expenses                                                 (2,249)           (2,885)
                                                             ------------------------------
   Total expenses                                                (20,819)          (27,980)
                                                             ------------------------------
      Investment income (loss) - net                               1,222            (7,821)

Net gain (loss) on investments:
   Net realized gain (loss)                                     (782,757)         (342,302)
   Change in net unrealized appreciation
      (depreciation)                                            (451,517)       (1,395,739)
                                                             ------------------------------
                                                              (1,234,274)       (1,738,041)
                                                             ------------------------------
Net increase (decrease) in net assets
   resulting from operations                                 $(1,233,052)      $(1,745,862)
                                                             ==============================


See notes to financial statements.

                                     FT 503
                     WORLD WIDE WIRELESS PORTFOLIO, SERIES 4

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Period from
                                                                               January 24, 2001
                                                                Year ended     (Initial Date of
                                                               December 31,       Deposit) to
                                                                   2002        December 31, 2001
Net  increase (decrease) in net assets
resulting from operations:
   Investment income (loss) - net                            $     1,222       $    (7,821)
   Net realized gain (loss) on investments                      (782,757)         (342,302)
   Change in net unrealized appreciation
      (depreciation) on investments                             (451,517)       (1,395,739)
                                                             ------------------------------
   Net increase (decrease) in net assets
      resulting from operations                               (1,233,052)       (1,745,862)
                                                             ------------------------------

Units issued                                                       1,122         6,074,413
   Deferred sales charge                                               -          (285,644)
   Organization costs                                                  -           (16,157)
                                                             ------------------------------
   Total                                                           1,122         5,772,612
                                                             ------------------------------

Unit redemptions                                                (745,616)         (928,557)

Distributions to unit holders:
   Investment income - net                                        (6,227)           (7,561)
   Principal from investment transactions                              -                 -
                                                             ------------------------------
   Total distributions                                            (6,227)           (7,561)
                                                             ------------------------------
Total increase (decrease) in net assets                       (1,983,773)        3,090,632

Net assets:
   Beginning of the period                                     3,234,432           143,800
                                                             ------------------------------
   End of the period                                         $ 1,250,659       $ 3,234,432
                                                             ==============================
Distributable funds (deficit) at end of the period           $   284,320       $   125,062
                                                             ==============================
Trust units:
   Beginning of the period                                       665,282            15,077
   Issued                                                            390           840,129
   Redemptions                                                  (215,866)         (189,924)
                                                             ------------------------------
   End of the period                                             449,806           665,282
                                                             ==============================
See notes to financial statements.

                                     FT 503
                     WORLD WIDE WIRELESS PORTFOLIO, SERIES 4

                          NOTES TO FINANCIAL STATEMENTS


1.    Organization

FT 503, World Wide Wireless Portfolio, Series 4 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks of telecommunications companies which provide products and/or services used in wireless communications.


2.    Significant accounting policies

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor").

Dividend income - Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

Expenses of the Trust - The Trust pays a fee for Trustee services to JPMorgan Chase Bank of $.0096 per annum per unit, an annual fee to the Evaluator of $.0030 per unit and an annual supervisory fee to an affiliate of the Sponsor of $.0035 per unit. Such fees are based on the largest aggregate number of units outstanding during the calendar year, except during the initial public offering period, in which case the monthly fee is based on the largest number of units outstanding during the period for which compensation is paid. The Trust also pays recurring financial reporting costs and an annual administrative fee to the Sponsor.

The Trust pays a creation and development fee of .35% of daily average net assets which compensates the Sponsor for creating and developing the Trust. Such fee accrues daily during the life of the Trust based on the average net asset value and is paid to the Sponsor monthly. In no event will the Sponsor collect more than .55% of a unit holder's initial investment.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs totaling $16,496, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3. Net unrealized appreciation (depreciation)

An analysis of net unrealized appreciation (depreciation) at December 31, 2002 follows:


                  Unrealized appreciation                      $     9,104
                  Unrealized depreciation                       (1,856,360)
                                                               ------------
                                                               $(1,847,256)
                                                               ============


4.    Other information

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.34 per unit which was paid to the Sponsor over a five-month period ended December 20, 2001, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.4% of the Public Offering Price, which is equivalent to approximately 4.444% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust outstanding throughout the period -

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period.


                                                                  Period from
                                                                January 24, 2001
                                                                (Initial Date of
                                                 Year ended        Deposit) to
                                                 December 31,      December 31,
                                                    2002               2001

Dividend income                                  $   .040          $   .034
Expenses                                            (.038)            (.047)
                                                 ---------------------------
      Investment income (loss) - net                 .002             (.013)

Distributions to unit holders:
   Investment income - net                          (.011)            (.010)
   Principal from investment transactions               -                 -

Net gain (loss) on investments                     (2.073)           (4.673)
                                                 ---------------------------
      Total increase (decrease) in net assets      (2.082)           (4.676)

Net assets:
   Beginning of the period                          4.862             9.538
                                                 ---------------------------

   End of the period                             $  2.780          $  4.862
                                                 ===========================

Total return                                      (42.60)%          (48.92)%
Ratio of total expenses to average net assets        .99%              .84%
Ratio of net investment income (loss) to
   average net assets                                .05%             (.23)%

                                     FT 503
                     WORLD WIDE WIRELESS PORTFOLIO, SERIES 4

                                    PART ONE
                 Must be Accompanied by Part Two and Part Three

                                    ---------------
                               P R O S P E C T U S
                                   ---------------


                      SPONSOR:           First Trust Portfolios L.P.
                                         1001 Warrenville Road
                                         Lisle, Illinois 60532
                                         (800) 621-1675

                      TRUSTEE:           JPMorgan Chase Bank
                                         4 Chase MetroTech Center, 3rd Floor
                                         Brooklyn, New York 11245

                      LEGAL COUNSEL      Chapman and Cutler
                      TO SPONSOR:        111 West Monroe Street
                                         Chicago, Illinois 60603

                      LEGAL COUNSEL      Carter, Ledyard & Milburn LLP
                      TO TRUSTEE:        2 Wall Street
                                         New York, New York 10005

                      INDEPENDENT        Deloitte & Touche LLP
                      AUDITORS:          180 North Stetson Avenue
                                         Chicago, Illinois 60601


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.



                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

PROSPECTUS                                  NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                            ONLY BE USED WITH PART ONE
Dated April 30, 2003                                            AND PART THREE

The FT Series (formerly known as The First Trust Special Situations Trust) is a unit investment trust. The FT Series has many separate series. The Part One which accompanies this Part Two describes one such series of the FT Series. Each series of the FT Series consists of one or more portfolios ("Trust(s)") which invest in one or more of the following: common stock ("Equity Securities"), preferred stock ("Preferred Stocks"), trust preferred securities ("Trust Preferred Securities"), real estate investment trusts ("REITs"), U.S. Treasury zero coupon bonds ("Treasury Obligations") and/or closed-end funds ("Closed-End Funds"). See Part One and Part Three for a more complete description of the portfolio for each Trust.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             FIRST TRUST (R)

                             1-800-621-9533

                             Table of Contents

The FT Series                                            3
Risk Factors                                             3
Public Offering                                          5
Distribution of Units                                    5
The Sponsor's Profits                                    6
The Secondary Market                                     6
How We Purchase Units                                    6
Expenses and Charges                                     6
Tax Status                                               7
Retirement Plans                                        11
Rights of Unit Holders                                  11
Income and Capital Distributions                        11
Redeeming Your Units                                    13
Removing Securities from a Trust                        14
Amending or Terminating the Indenture                   14
Information on the Sponsor, Trustee and Evaluator       15
Other Information                                       16

                       The FT Series

The FT Series Defined.

We, First Trust Portfolios L.P. (the "Sponsor"), have created hundreds of similar yet separate series of a unit investment trust which we have named the FT Series or its predecessor, The First Trust Special
Situations Trust. See Part One for a description of the series and Trusts for which this Part Two prospectus relates.

Each Trust was created under the laws of the State of New York by a Trust Agreement (the "Indenture") dated the Initial Date of Deposit. This agreement, entered into among First Trust Portfolios L.P., as Sponsor, JP Morgan Chase Bank as Trustee, Securities Evaluation Service, Inc., as Evaluator for certain Trusts, First Trust Advisors L.P., as Evaluator for certain Trusts, and First Trust Advisors L.P. as Portfolio Supervisor, governs the operation of the Trusts.

How We Created the Trusts.

On the Initial Date of Deposit for each Trust, we deposited a portfolio or portfolios of one or more of following: Equity Securities, Preferred Stocks, Trust Preferred Securities, Closed-End Funds, Treasury Obligations and/or REITs, (collectively, the "Securities") with the Trustee and in turn, the Trustee delivered documents to us representing our ownership of the Trusts in the form of units ("Units").

See "Portfolios-Objectives" in Part Three for each Trust for a specific description of such Trust's objective.

We cannot guarantee that a Trust will keep its present size and composition for any length of time. Since the prices of the Securities will fluctuate daily, the ratio of Securities in the Trusts, on a market value basis, will also change daily. Securities may periodically be sold under certain circumstances, and the proceeds from these sales will be used to meet Trust obligations or distributed to Unit holders, but will not be reinvested. However, Securities will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if they no longer meet the criteria by which they were selected. You will not be able to dispose of or vote any of the Securities in the Trusts. As the holder of the Securities, the Trustee will vote all of the Securities and will do so based on our instructions.

Neither we nor the Trustee will be liable for a failure in any of the Securities.

                       Risk Factors

Price Volatility. The Trusts may invest in any of the securities set forth in "The FT Series." The value of a Trust's Units will fluctuate with changes in the value of these securities. The prices of securities fluctuate for several reasons including, the type of security, changes in investor's perceptions of the financial condition of an issuer or the general condition of the relevant market, or when political or economic events effecting the issuers occur. In addition, prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. However, because preferred stock dividends are fixed (though not guaranteed) and preferred stocks typically have superior rights to common stocks in dividend distributions and liquidation, they are generally less volatile than common stocks.

The value of the Treasury Obligations will be adversely affected by decreases in bond prices and increases in interest rates. Zero coupon bonds do not provide for the payment of any current interest. The buyer receives only the right to receive a final payment of the face amount of the bond at its maturity. Zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are bonds of comparable quality that pay interest currently.

Because the Trusts are not managed, the Trustee will not sell securities in response to or in anticipation of market fluctuations, as is common in managed investments. As with any investment, we cannot guarantee that the performance of any Trust will be positive over any period of time, or that you won't lose money. Units of the Trusts are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Certain of the Securities in the Trust are issued by companies with market capitalizations of less than $1 billion. Smaller companies present some unique investment risks. Small-caps may have limited product lines, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies. Stocks of smaller companies may be less liquid than those of larger companies and may experience greater price fluctuations than larger companies. In addition, small-cap stocks may not be widely followed by the investment community, which may result in low demand.

Distributions. There is no guarantee that the issuers of the Equity Securities will declare dividends in the future or that if declared they will either remain at current levels or increase over time. In addition, there is no assurance that the issuers of the Preferred Stocks included in a Trust will be able to pay dividends at their stated rate in the future.

Because the Treasury Obligations pay no interest until their maturity, Equity Securities may have to be sold to pay Trust expenses or meet redemption requests. As the Treasury Obligations ensure that certain Trusts will be able to provide $10 per Unit at such Trust's termination, they will not be sold to pay expenses of that Trust or to meet redemption requests unless their sale will not reduce the per Unit termination value below $10. The sale of a portion of the Equity Securities in these situations will reduce the capital appreciation potential of such Trust. In addition, although the Treasury Obligations pay no interest until they mature, they are deemed for federal income tax purposes to have been issued with original issue discount which accrues on a daily basis over their life. Each year you must include as part of your taxable income the amount of any accreted original issue discount on the Treasury Obligations. Therefore, you will be taxed on the Treasury Obligations even prior to receiving any cash distributions. See "Tax Status" for further information.

Termination Value. If your Trust has been designed to return to investors at least $10 per Unit only at termination and you redeem or sell your Units prior to termination of your Trust, the amount you will receive will be affected by the values at that time of the Treasury Obligations and of the Equity Securities, and you may receive less than $10 per Unit.

Preferred Stocks. Preferred stocks are unique securities that combine some of the characteristics of both common stocks and bonds. Preferred stocks generally pay a fixed rate of return and are sold on the basis of current yield, like bonds. However, because they are equity securities, preferred stocks provide equity ownership of a company and the income is paid in the form of dividends. Preferred stocks typically have a yield advantage over common stocks as well as comparably-rated fixed income investments.

Trust Preferred Securities. Certain Trusts may contain trust preferred securities. Trust preferred securities are limited-life preferred securities typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. Dividend payments of the trust preferred securities generally coincide with interest payments on the underlying obligations. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike preferred stocks, distributions are treated as interest rather than dividends for federal income tax purposes and therefore, are not eligible for the dividends-received deduction. Trust preferred securities are subject to unique risks which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the issuer and may be deferred for up to 20 consecutive quarters, and that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events.

Closed End Funds. Certain Trusts may contain common stocks issued by closed-end investment companies. The closed-end investment companies in turn invest in other securities. Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of the closed-end fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

Real Estate Investment Trusts. Certain Trusts may contain securities issued by Real Estate Investment Trusts ("REITs"). REITs are financial vehicles that pool investors' capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The value of the REITs and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owner to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs.

Legislation/Litigation. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the companies represented in the Trusts. In addition, litigation regarding any of the issuers of the Securities, or of the industries represented by such issuers may negatively impact the share prices of these Securities. We cannot predict what impact any pending or proposed legislation or pending or threatened litigation will have on the share prices of the Securities.

Foreign Stocks. Certain of the Securities in certain of the Trusts may be issued by foreign companies, which makes the Trusts subject to more risks than if they invested solely in domestic common stocks. These Securities are either directly listed on a U.S. securities exchange or are in the form of American Depositary Receipts ("ADRs") which are listed on a U.S. securities exchange. Risks of foreign common stocks include higher brokerage costs; different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluations, blockages or transfer restrictions; restrictions on foreign investments and exchange of securities; inadequate financial information; and lack of liquidity of certain foreign markets.

                      Public Offering

The Public Offering Price.

You may buy Units at the Public Offering Price, the per Unit price of which is comprised of the following:

- The aggregate offering side evaluation of the Treasury Obligations;

- The aggregate underlying value of the Securities (except the Treasury Obligations);

- The amount of any cash in the Income and Capital Accounts;

- Dividends receivable on Securities; and

- The total sales charge.

The price you pay for your Units will differ from the amount stated under "Summary of Essential Information" in Part One due to various factors, including fluctuations in the prices of the Securities and changes in the value of the Income and/or Capital Accounts.

Although you are not required to pay for your Units until three business days following your order (the "date of settlement"), you may pay before then. You will become the owner of Units ("Record Owner") on the date of settlement if payment has been received. If you pay for your Units before the date of settlement, we may use your payment during this time and it may be considered a benefit to us, subject to the limitations of the Securities Exchange Act of 1934.

Sales Charges.

The sales charge you will pay will consist of a one-time initial sales charge as listed in Part One for each Trust. See Part Three "Public Offering" for additional information for each Trust.

Investors purchasing Units through registered broker/ dealers who charge periodic fees in lieu of commissions or who charge for financial planning, investment advisory or asset management services or provide these or comparable services as part of an investment account where a comprehensive "wrap fee" or similar charge is imposed ("Fee Accounts") will purchase such Units at the Public Offering Price less the applicable dealer concession. Certain Fee Accounts Unit holders may be assessed transaction or other account fees on the purchase and/or redemption of such Units by their broker/dealer or other processing organizations for providing certain transaction or account activities. We reserve the right to limit or deny purchases of Units not subject to a sales charge by investors whose frequent trading activity we determine to be detrimental to a Trust.

The Value of the Securities.

The Evaluator will determine the aggregate underlying value of the Securities in a Trust as of the Evaluation Time on each business day and will adjust the Public Offering Price of the Units according to this valuation. This Public Offering Price will be effective for all orders received before the Evaluation Time on each such day. If we or the Trustee receive orders for purchases, sales or redemptions after that time, or on a day which is not a business day, they will be held until the next determination of price. The term "business day" as used in this prospectus will exclude Saturdays, Sundays and certain national holidays on which the NYSE is closed.

The aggregate underlying value of the Treasury Obligations will be determined on the basis of current offering prices.

The aggregate underlying value of the Securities (except the Treasury Obligations) in a Trust will be determined as follows: if the Securities are listed on a securities exchange or The Nasdaq Stock Market, their value is generally based on the closing sale prices on that exchange or system (unless it is determined that these prices are not appropriate as a basis for valuation). For purposes of valuing Securities traded on the Nasdaq Stock Market, closing sale price shall mean the Nasdaq Official Closing Price ("NOCP") as determined by Nasdaq. However, if there is no closing sale price on that exchange or system, they are valued based on the closing bid prices. If the Securities are not so listed, or, if so listed and the principal market for them is other than on that exchange or system, their value will generally be based on the current bid prices on the over-the-counter market (unless it is determined that these prices are not appropriate as a basis for valuation). If current bid prices are unavailable, the valuation is generally determined:

a) On the basis of current bid prices for comparable securities;

b) By appraising the value of the Securities on the bid side of the market; or

c) By any combination of the above.

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

Dealer Concessions.

Dealers will receive concessions on the sale of Units in the amounts set forth in Part Three of this prospectus. We reserve the right to change the amount of concessions or agency commissions from time to time. Certain commercial banks may be making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by these customers is kept by or given to the banks in the amounts shown above.

Award Programs.

From time to time we may sponsor programs which provide awards to a dealer's registered representatives who have sold a minimum number of Units during a specified time period. We may also pay fees to qualifying dealers for services or activities which are meant to result in sales of Units of the Trusts. In addition, we will pay to dealers who sponsor sales contests or recognition programs that conform to our criteria, or participate in our sales programs, amounts equal to no more than the total applicable sales charge on Units sold by such persons during such programs. We make these payments out of our own assets and not out of Trust assets. These programs will not change the price you pay for your Units.

Advertising and Investment Comparisons.

Advertising materials regarding a Trust may discuss several topics, including: developing a long-term financial plan; working with your financial professional; the nature and risks of various investment strategies and unit investment trusts that could help you reach your financial goals; the importance of discipline; how a Trust operates; how securities are selected; various unit investment trust features such as convenience and costs; and options available for certain types of unit investment trusts. These materials may include descriptions of the principal businesses of the companies represented in each Trust, research analysis of why they were selected and information relating to the qualifications of the persons or entities providing the research analysis. In addition, they may include research opinions on the economy and industry sectors included and a list of investment products generally appropriate for pursuing those recommendations.

From time to time we may compare the estimated returns of the Trusts (which may show performance net of the expenses and charges the Trusts would have incurred) and returns over specified periods of other similar trusts we sponsor in our advertising and sales materials, with (1) returns on other taxable investments such as the common stocks comprising various market indexes, corporate or U.S. Government bonds, bank CDs and money market accounts or funds, (2) performance data from Morningstar Publications, Inc. or (3) information from publications such as Money, The New York Times, U.S. News and World Report, BusinessWeek, Forbes or Fortune. The investment characteristics of each Trust differ from other comparative investments. You should not assume that these performance comparisons will be representative of a Trust's future performance. We may also, from time to time, use advertising which classifies trusts according to capitalization and/or investment style.

                   The Sponsor's Profits

We will receive a gross sales commission equal to the maximum sales charge per Unit of a Trust less any reduced sales charge as stated in Part Three of this prospectus. In maintaining a market for the Units, any difference between the price at which we purchase Units and the price at which we sell or redeem them will be a profit or loss to us.

                   The Secondary Market

Although not obligated, we intend to maintain a market for the Units and continuously offer to purchase Units at prices based on the Redemption Price per Unit.

We will pay all expenses to maintain a secondary market, except the Evaluator fees, Trustee costs to transfer and record the ownership of Units and costs incurred in annually updating each Trust's registration statement. We may discontinue purchases of Units at any time. IF YOU WISH TO DISPOSE OF YOUR UNITS, YOU SHOULD ASK US FOR THE CURRENT MARKET PRICES BEFORE MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE.

                   How We Purchase Units

The Trustee will notify us of any tender of Units for redemption. If our bid at that time is equal to or greater than the Redemption Price per Unit, we may purchase the Units. You will receive your proceeds from the sale no later than if they were redeemed by the Trustee. We may tender Units that we hold to the Trustee for redemption as any other Units. If we elect not to purchase Units, the Trustee may sell tendered Units in the over-the-counter market, if any. However, the amount you will receive is the same as you would have received on redemption of the Units.

                   Expenses and Charges

The estimated annual expenses of each Trust are set forth under "Summary of Essential Information" in Part One of this prospectus. If actual expenses of a Trust exceed the estimate, that Trust will bear the excess, other than for excess annual audit costs. The Trustee will pay operating expenses of a Trust from the Income Account of such Trust if funds are available, and then from the Capital Account. The Income and Capital Accounts are noninterest-bearing to Unit holders, so the Trustee may earn interest on these funds, thus benefiting from their use.

First Trust Advisors L.P., an affiliate of ours, acts as Portfolio Supervisor and Evaluator and will be compensated for providing portfolio supervisory services and evaluation services as well as bookkeeping and other administrative services to the Trusts. In providing portfolio supervisory services, the Portfolio Supervisor may purchase research services from a number of sources, which may include underwriters or dealers of the Trusts. As Sponsor, we will receive brokerage fees when the Trusts use us (or an affiliate of ours) as agent in buying or selling Securities. Legal and regulatory filing fees and expenses associated with updating a Trust's registration statement yearly are also chargeable to the Trusts. For certain Trusts, Securities Evaluation Service, Inc. acts as Evaluator, and will receive a fee as set forth under "Summary of Essential Information" in Part One of this prospectus.

The fees payable to First Trust Advisors L.P., Securities Evaluation Service, Inc. and the Trustee are based on the largest aggregate number of Units of a Trust outstanding at any time during the calendar year. These fees may be adjusted for inflation without Unit holders' approval, but in no case will the annual fees paid to us or our affiliates for providing services to all unit investment trusts be more than the actual cost of providing such services in such year.

For certain Trusts, as set forth in the "Summary of Essential Information" appearing in Part One for such Trusts, expenses incurred in establishing such Trusts, including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee and any other out-of-pocket expenses, have been paid by the Trust and are being charged off over a period not to exceed five years from such Trust's Initial Date of Deposit, or over a period not to exceed the life of the Trust, if shorter than five years.

In addition to a Trust's operating expenses and those fees described above, each Trust may also incur the following charges:

- License fees payable by a Trust for the use of certain trademarks and trade names associated with such Trust, if any;

- All legal and annual auditing expenses of the Trustee according to its responsibilities under the Indenture;

- The expenses and costs incurred by the Trustee to protect a Trust and your rights and interests;

- Fees for any extraordinary services the Trustee performed under the Indenture;

- Payment for any loss, liability or expense the Trustee incurred without negligence, bad faith or willful misconduct on its part, in connection with its acceptance or administration of a Trust;

- Payment for any loss, liability or expenses we incurred without negligence, bad faith or willful misconduct in acting as Depositor of a Trust;

- Foreign custodial and transaction fees, if any; and/or

- All taxes and other government charges imposed upon the Securities or any part of a Trust.

The above expenses and the Trustee's annual fee are secured by a lien on the Trusts. Since the dividend income is unpredictable, we cannot guarantee that dividends will be sufficient to meet any or all expenses of the Trusts. If there is not enough cash in the Income or Capital Account, the Trustee has the power to sell Securities in a Trust to make cash available to pay these charges which may result in capital gains or losses to you. See "Tax Status." However, for certain Trusts, Treasury Obligations will not be sold to pay expenses unless their sale will not reduce the per Unit termination value below $10.

Each Trust will be audited annually, so long as we are making a secondary market for Units. We will bear the cost of these annual audits to the extent the costs exceed $0.0050 per Unit. Otherwise, each Trust will pay for the audit. You may request a copy of the audited financial statements from the Trustee.

                        Tax Status

Federal Tax Status.

This section summarizes some of the main U.S. federal income tax consequences of owning Units of a Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

Assets of the Trusts.

Each Trust will hold one or more of the following: (i) stock in domestic and foreign corporations (the "Stocks"), (ii) equity interests in real estate investment trusts (the "REIT Shares"), (iii) Trust Preferred Securities of domestic and foreign corporations and Treasury Obligations (collectively, the "Debt Obligations") and (iv) shares in funds qualifying as regulated investment companies (the "RIC Shares"). All of the foregoing assets constitute the "Trust Assets." For purposes of this federal tax discussion, it is assumed that the Stocks constitute equity, the Debt Obligations constitute debt, the interest on which is includible in gross income for federal income tax purposes and that the RIC Shares and the REIT Shares constitute qualifying shares in entities treated as regulated investment companies and real estate investment trusts, respectively, for federal income tax purposes.

GRANTOR TRUSTS

The following discussion applies to each Trust except a REIT Series.

Trust Status.

Except if indicated otherwise in Part Three of this prospectus, each Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Trust Assets, and as such you will be considered to have received a pro rata share of income (e.g., interest, dividends, accruals of original issue discount and market discount, and capital gains, if any) from each Trust Asset when such income would be considered to be received by you if you directly owned the Trust Assets. This is true even if you elect to have your distributions automatically reinvested into additional Units. In addition, the income from a Trust which you must take into account for federal income tax purposes is not reduced by amounts used to pay Trust expenses.

Your Tax Basis and Income or Loss upon Disposition.

If your Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, generally including sales charges, among each Trust Asset ratably according to its value on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits, or in the case of accruals of original issue discount, market discount, premium and accrued interest with regard to the Debt Obligations, as discussed below).

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property acquired after December 31, 2000 with a holding period of more than five years.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code, however, treats certain capital gains as ordinary income in special situations (for example, in the case of gain on the Debt Obligations attributable to market discount). In addition, capital gain received from assets held for more than one year that is considered "unrecaptured section 1250 gain" (which may be the case, for example, with some capital gains attributable to the REIT Shares) is taxed at a maximum stated tax rate of 25%. In the case of capital gains dividends, the determination of which portion of the capital gains dividend, if any, that may be treated as long term gain from property held for more than five years eligible for the 18% (or 8%) tax rate, or that may be subject to the 25% tax rate, will be made based on regulations prescribed by the United States Treasury.

Dividends from RIC Shares and REIT Shares.

Some dividends on the REIT Shares or the RIC Shares may qualify as "capital gain dividends," generally taxable to you as long-term capital gains. Other dividends on the REIT Shares or the RIC Shares, except for any dividends properly designated as exempt-interest dividends, will generally be taxable to you as ordinary income. If you hold a Unit for six months or less or if your Trust holds a RIC Share or REIT Share for six months or less, any loss incurred by you related to the disposition of such RIC Share or REIT Share will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to have been received) with respect to such RIC Share or REIT Share. Distributions of income or capital gains declared on the REIT Shares or the RIC Shares in October, November or December will be deemed to have been paid to you on December 31 of the year they are declared, even when paid by the REIT or the RIC during the following January.

Discount, Accrued Interest and Premium on Debt Obligations.

Some Debt Obligations may have been sold with original issue discount. This generally means that the Debt Obligations were originally issued at a price below their face (or par) value. Original issue discount accrues on a daily basis and generally is treated as interest income for federal income tax purposes. Your basis of each Debt Obligation which was issued with original issue discount must be increased as original issue discount accrues.

Some of the Debt Obligations may give the issuers a right to defer payments on the Debt Obligations. Such Debt Obligations are subject to special treatment under the original issue discount rules. Among other things, this treatment may result in you being required to recognize income for federal income tax purposes in a particular year with respect to a Debt Obligation even though the actual cash payments on the Debt Obligation have been deferred to a later year.

Some Debt Obligations may have been purchased by you or your Trust at a market discount. Market discount is generally the excess of the stated redemption price at maturity for the Debt Obligation over the purchase price of the Debt Obligation. Market discount can arise based on the price your Trust pays for a Debt Obligation or on the price you pay for your Units. Market discount is taxed as ordinary income. You will recognize this income when your Trust receives principal payments on the Debt Obligation, when the Debt Obligation is disposed of or redeemed, or when you sell or redeem your Units. Alternatively, you may elect to include market discount in taxable income as it accrues. Whether or not you make this election will affect how you calculate your basis and the timing of certain interest expense deductions.

Alternatively, some Debt Obligations may have been purchased by you or your Trust at a premium. Generally, if the tax basis of your pro rata portion of any Debt Obligation, generally including sales charges, exceeds the amount payable at maturity, such excess is considered premium. You may elect to amortize premium. If you make this election, you may reduce your interest income received on the Debt Obligation by the amount of the premium that is amortized and your tax basis will be reduced.

If the price of your Units includes accrued interest on a Debt
Obligation, you must include the accrued interest in your tax basis in that Debt Obligation. When your Trust receives this accrued interest, you must treat it as a return of capital and reduce your tax basis in the Debt Obligation.

This discussion provides only the general rules with respect to the tax treatment of original issue discount, market discount and premium. The rules, however, are complex and special rules apply in certain circumstances. For example, the accrual of market discount or premium may differ from the discussion set forth above in the case of Debt Obligations that were issued with original issue discount.

Dividends Received Deduction.

A corporation that owns Units will generally not be entitled to the dividends received deduction with respect to many dividends received by your Trust, because the dividends received deduction is not available for dividends from most foreign corporations or from REITs or RICs. However, certain dividends on the RIC Shares that are attributable to dividends received by the RIC itself from certain domestic corporations may be designated by the RIC as being eligible for the dividends received deduction. Finally, because the Debt Obligations are treated as debt (not equity) for federal income tax purposes, distributions from the Debt Obligations are not eligible for the dividends received deduction.

In-Kind Distributions.

Under certain circumstances, you may request an In-Kind Distribution of Trust Assets when you redeem your Units or at your Trust's termination. By electing to receive an In-Kind Distribution, you will receive Trust Assets plus, possibly, cash. You will not recognize gain or loss if you only receive Trust Assets in exchange for your pro rata portion of the Trust Assets held by your Trust. However, if you also receive cash in exchange for a Trust Asset or a fractional portion of a Trust Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such Trust Asset or fractional portion.

Limitations on the Deductibility of Trust Expenses.

Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. However, individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

Foreign, State and Local Taxes.

Under certain circumstances, a RIC may elect to pass through to its shareholders certain foreign taxes paid by the RIC. If the RIC makes this election with respect to RIC Shares, you must include in your income for federal income tax purposes your portion of such taxes and you may be entitled to a credit or deduction for such taxes.

Some distributions by your Trust may be subject to foreign withholding taxes. Any income withheld will still be treated as income to you. Under the grantor trust rules, you are considered to have paid directly your share of foreign taxes. Therefore, for U.S. tax purposes, you may be entitled to a foreign tax credit or deduction for those foreign taxes.

If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you will not be subject to U.S. federal income taxes, including withholding taxes, on some of the income from your Trust or on any gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes.

Under the existing income tax laws of the State and City of New York, your Trust will not be taxed as a corporation, and the income of your Trust will be treated as the income of the Unit holders in the same manner as for federal income tax purposes. You should consult your tax advisor regarding potential foreign, state or local taxation with respect to your Units.

REGULATED INVESTMENT COMPANY.

The following discussion applies only to a REIT Series.

Trust Status.

Each Trust intends to qualify as a "regulated investment company" under the federal tax laws. If a Trust qualifies as a regulated investment company and distributes its income as required by the tax law, the Trust generally will not pay federal income taxes.

Distributions.

Trust distributions are generally taxable. After the end of each year, you will receive a tax statement that separates your Trust's distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your Units. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, a Trust may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from your Trust is not affected by whether you reinvest your distributions in additional Units or receive them in cash. The income from your Trust that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Dividends Received Deduction.

A corporation that owns Units generally will not be entitled to the dividends received deduction with respect to many dividends received from the Trusts, because the dividends received deduction is generally not available for distributions from regulated investment companies.

If You Sell or Redeem Units.

If you sell or redeem your Units, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Units from the amount you receive in the transaction. Your tax basis in your Units is generally equal to the cost of your Units, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Units.

Taxation of Capital Gains and Losses.

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property acquired after December 31, 2000 with a holding period of more than five years. Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. However, if you receive a capital gain dividend from your Trust and sell your Unit at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. In the case of capital gain dividends, the determination of which portion of the capital gain dividend, if any, that may be treated as long-term gain from property held for more than five years eligible for the 18% (or 8%) tax rate will be made based on regulations prescribed by the United States Treasury. In addition, a Trust may designate some capital gain dividends as "unrecaptured Section 1250 gain distributions," in which case the dividend would be subject to a maximum tax rate of 25%. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. In addition, the Internal Revenue Code treats certain capital gains as ordinary income in special situations.

In-Kind Distributions.

Under certain circumstances, as described in this prospectus, you may receive an in-kind distribution of Trust securities when you redeem Units or when your Trust terminates. This distribution is subject to taxation and you will recognize gain or loss, generally based on the value at that time of the securities and the amount of cash received.

Deductibility of Trust Expenses.

Expenses incurred and deducted by your Trust will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Trust expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income.

Foreign Investors.

If you are a foreign investor, subject to applicable tax treaties, distributions from a Trust which constitute dividends for U.S. federal income tax purposes (other than dividends designated by such Trust as capital gain dividends) will be subject to U.S. income taxes, including withholding taxes. Distributions designated as capital gain dividends should not be subject to U.S. federal income taxes, including withholding taxes, provided certain conditions are met. Foreign investors should consult their tax advisors with respect to U.S. tax consequences of ownership of Units.

                     Retirement Plans

You may purchase Units of the Trusts for:

- Individual Retirement Accounts;

- Keogh Plans;

- Pension funds; and

- Other tax-deferred retirement plans.

Generally, the federal income tax on capital gains and income received in each of the above plans is deferred until you receive distributions. These distributions are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Before participating in a plan like this, you should review the tax laws regarding these plans and consult your attorney or tax advisor. Brokerage firms and other financial institutions offer these plans with varying fees and charges.

                  Rights of Unit Holders

Unit Ownership.

The Trustee will treat as Record Owner of Units persons registered as such on its books. It is your responsibility to notify the Trustee when you become Record Owner, but normally your broker/dealer provides this notice. You may elect to hold your Units in either certificated or uncertificated form.

Certificated Units. When you purchase your Units you can request that they be evidenced by certificates, which will be delivered shortly after your order. Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof. You can transfer or redeem your certificated Units by endorsing and surrendering the certificate to the Trustee, along with a written instrument of transfer. You must sign your name exactly as it appears on the face of the certificate with your signature guaranteed by an eligible institution. In certain cases the Trustee may require additional documentation before they will transfer or redeem your Units.

You may be required to pay a nominal fee to the Trustee for each certificate reissued or transferred, and to pay any government charge that may be imposed for each transfer or exchange. If a certificate gets lost, stolen or destroyed, you may be required to furnish indemnity to the Trustee to receive replacement certificates. You must surrender mutilated certificates to the Trustee for replacement.

Uncertificated Units. You may also choose to hold your Units in uncertificated form. If you choose this option, the Trustee will establish an account for you and credit your account with the number of Units you purchase. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee will send you:

- A written initial transaction statement containing a description of the Trust;

- A list of the number of Units issued or transferred;

- Your name, address and Taxpayer Identification Number ("TIN");

- A notation of any liens or restrictions of the issuer and any adverse claims; and

- The date the transfer was registered.

Uncertificated Units may be transferred the same way as certificated Units, except that no certificate needs to be presented to the Trustee. Also, no certificate will be issued when the transfer takes place unless you request it. You may at any time request that the Trustee issue certificates for your Units.

Unit Holder Reports.

In connection with each distribution, the Trustee will provide you with a statement detailing the per Unit amount of income (if any) distributed. After the end of each calendar year, the Trustee will provide you with the following information:

- A summary of transactions in your Trust for the year;

- A list of any Securities sold during the year and the Securities held at the end of that year by your Trust;

- The Redemption Price per Unit, computed on the 31st day of December of such year (or the last business day before); and

- Amounts of income and capital distributed during the year.

You may request from the Trustee copies of the evaluations of the Securities as prepared by the Evaluator to enable you to comply with federal and state tax reporting requirements.

             Income and Capital Distributions

You will begin receiving distributions on your Units only after you become a Record Owner. The Trustee will credit dividends received on a Trust's Securities to the Income Account of such Trust. All other receipts, such as return of capital, are credited to the Capital Account of such Trust.

The Trustee will distribute any net income in the Income Account on or near the Income Distribution Dates to Unit holders of record on the preceding Income Distribution Record Date. See "Summary of Essential Information" in Part One of this prospectus. No income distribution will be paid if accrued expenses of a Trust exceed amounts in the Income Account on the Income Distribution Dates. Distribution amounts will vary with changes in a Trust's fees and expenses, in dividends received and with the sale of Securities. The Trustee will distribute amounts in the Capital Account, net of amounts designated to meet redemptions or pay expenses on the last day of each month to Unit holders of record on the fifteenth day of each month provided the amount equals at least $1.00 per 100 Units ($1.00 per 1,000 Units if the Initial Public Offering
Price was approximately $1.00 per Unit). If the Trustee does not have your TIN, it is required to withhold a certain percentage of your distribution and deliver such amount to the Internal Revenue Service ("IRS"). You may recover this amount by giving your TIN to the Trustee, or when you file a tax return. However, you should check your statements to make sure the Trustee has your TIN to avoid this "back-up withholding."

Within a reasonable time after a Trust is terminated, you will receive the pro rata share of the money from the sale of the Securities.
However, if you are eligible, you may elect to receive an In-Kind
Distribution as described under "Amending or Terminating the Indenture." You will receive a pro rata share of any other assets remaining in your Trust after deducting any unpaid expenses.

The Trustee may establish reserves (the "Reserve Account") within a Trust to cover anticipated state and local taxes or any governmental charges to be paid out of such Trust.

Distribution Reinvestment Option. If applicable, you may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your

Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states.PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.See Part Three of this prospectus to determine whether the distribution reinvestment option is available for a particular Trust.

                   Redeeming Your Units

You may redeem all or a portion of your Units at any time by sending the certificates representing the Units you want to redeem to the Trustee at its unit investment trust office. If your Units are uncertificated, you need only deliver a request for redemption to the Trustee. In either case, the certificates or the redemption request must be properly endorsed with proper instruments of transfer and signature guarantees as explained in "Rights of Unit Holders-Unit Ownership" (or by providing satisfactory indemnity if the certificates were lost, stolen, or destroyed). No redemption fee will be charged, but you are responsible for any governmental charges that apply. Certain broker/dealers may charge a transaction fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such transaction fees. Three business days after the day you tender your Units (the "Date of Tender") you will receive cash in an amount for each Unit equal to the Redemption Price per Unit calculated at the Evaluation Time on the Date of Tender.

The Date of Tender is considered to be the date on which the Trustee receives your certificates or redemption request (if such day is a day the NYSE is open for trading). However, if your certificates or redemption request are received after 4:00 p.m. Eastern time (or after any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time), the Date of Tender is the next day the NYSE is open for trading.

Any amounts paid on redemption representing income will be withdrawn from the Income Account if funds are available for that purpose, or from the Capital Account. All other amounts paid on redemption will be taken from the Capital Account. The IRS will require the Trustee to withhold a portion of your redemption proceeds if it does not have your TIN, as generally discussed under "Income and Capital Distributions."

For certain Trusts, if you tender at least the minimum number of Units specified in "Summary of Essential Information" in Part One of this prospectus, rather than receiving cash, you may elect to receive an In-Kind Distribution in an amount equal to the Redemption Price per Unit by making this request in writing to the Trustee at the time of tender. However, to be eligible to participate in the In-Kind Distribution at redemption, Fee Accounts Unit holders must have held their Units for at least one month. No In-Kind Distribution requests submitted during the nine business days prior to a Trust's Mandatory Termination Date will be honored. Where possible, the Trustee will make an In-Kind Distribution by distributing each of the Securities in book-entry form to your bank or broker/dealer account at the Depository Trust Company. The Trustee will subtract any customary transfer and registration charges from your In-Kind Distribution. As a tendering Unit holder, you will receive your pro rata number of whole shares of the Securities that make up the portfolio, and cash from the Capital Account equal to the fractional shares to which you are entitled.

The Trustee may sell Securities to make funds available for redemption. If Securities are sold, the size and diversification of a Trust will be reduced. These sales may result in lower prices than if the Securities were sold at a different time.

Your right to redeem Units (and therefore, your right to receive payment) may be delayed:

- If the NYSE is closed (other than customary weekend and holiday closings);

- If the SEC determines that trading on the NYSE is restricted or that an emergency exists making sale or evaluation of the Securities not reasonably practical; or

- For any other period permitted by SEC order.

The Trustee is not liable to any person for any loss or damage which may result from such a suspension or postponement.

The Redemption Price.

The Redemption Price per Unit is determined by the Trustee by:

adding

1. cash in the Income and Capital Accounts of a Trust not designated to purchase Securities;

2. the aggregate value of the Securities held in a Trust; and

3. dividends receivable on the Securities trading ex-dividend as of the date of computation; and

deducting

1. any applicable taxes or governmental charges that need to be paid out of a Trust;

2. any amounts owed to the Trustee for its advances;

3. estimated accrued expenses of a Trust, if any;

4. cash held for distribution to Unit holders of record of a Trust as of the business day before the evaluation being made;

5. liquidation costs for foreign Securities, if any; and

6. other liabilities incurred by a Trust; and

dividing

1. the result by the number of outstanding Units of a Trust.

             Removing Securities from a Trust

The portfolios of the Trusts are not managed. However, we may, but are not required to, direct the Trustee to dispose of a Security in certain limited circumstances, including situations in which:

- The issuer of the Security defaults in the payment of a declared dividend;

- Any action or proceeding prevents the payment of dividends;

- There is any legal question or impediment affecting the Security;

- The issuer of the Security has breached a covenant which would affect the payment of dividends, the issuer's credit standing, or otherwise damage the sound investment character of the Security;

- The issuer has defaulted on the payment of any other of its outstanding obligations;

- There has been a public tender offer made for a Security or a merger or acquisition is announced affecting a Security, and that in our opinion the sale or tender of the Security is in the best interest of Unit holders; or

- The price of the Security has declined to such an extent, or such other credit factors exist, that in our opinion keeping the Security would be harmful to a Trust.

A Trust may not acquire any securities or other property other than the Securities. The Trustee, on behalf of the Trusts, will reject any offer for new or exchanged securities or property in exchange for a Security, such as those acquired in a merger or other transaction. If such exchanged securities or property are nevertheless acquired by a Trust, at our instruction, they will either be sold or held in such Trust. In making the determination as to whether to sell or hold the exchanged securities or property we may get advice from the Portfolio Supervisor. Any proceeds received from the sale of Securities, exchanged securities or property will be credited to the Capital Account for distribution to Unit holders or to meet redemption requests. The Trustee may retain and pay us or an affiliate of ours to act as agent for a Trust to facilitate selling Securities, exchanged securities or property from the Trusts. If we or our affiliate act in this capacity, we will be held subject to the restrictions under the Investment Company Act of 1940, as amended.

The Trustee may sell Securities designated by us or, absent our direction, at its own discretion, in order to meet redemption requests or pay expenses. In designating Securities to be sold, we will try to maintain the proportionate relationship among the Securities. If this is not possible, the composition and diversification of a Trust may be changed. To get the best price for a Trust we may specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. We may consider sales of units of unit investment trusts which we sponsor when we make recommendations to the Trustee as to which broker/dealers they select to execute a Trust's portfolio transactions, or when acting as agent for a Trust in acquiring or selling Securities on behalf of the Trusts.

           Amending or Terminating the Indenture

Amendments. The Indenture may be amended by us and the Trustee without your consent:

- To cure ambiguities;

- To correct or supplement any defective or inconsistent provision;

- To make any amendment required by any governmental agency; or

- To make other changes determined not to be materially adverse to your best interests (as determined by us and the Trustee).

Termination. As provided by the Indenture, the Trusts will terminate on the Mandatory Termination Date as stated in the "Summary of Essential Information" in Part One for each Trust. The Trusts may be terminated earlier:

- Upon the consent of 100% of the Unit holders of a Trust;

- If the value of the Securities owned by a Trust as shown by any evaluation is less than the lower of $2,000,000 or 20% of the total value of Securities deposited in such Trust during the initial offering period ("Discretionary Liquidation Amount"); or

- In the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by underwriters, including the Sponsor.

Prior to termination, the Trustee will send written notice to registered account holders which will specify how certificates, if any, should be tendered to the Trustee. For various reasons, a Trust may be reduced below the Discretionary Liquidation Amount and could therefore be terminated before the Mandatory Termination Date.

Unless terminated earlier, the Trustee will begin to sell Securities in connection with the termination of a Trust during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date. We will determine the manner and timing of the sale of Securities. Because the Trustee must sell the Securities within a relatively short period of time, the sale of Securities as part of the termination process may result in a lower sales price than might otherwise be realized if such sale were not required at this time.

If you qualify for an In-Kind Distribution, the Trustee will send the registered account holders a form at least 30 days prior to the Mandatory Termination Date which will enable you to receive an In-Kind Distribution (reduced by customary transfer and registration charges and subject to any additional restrictions imposed on Fee Accounts Units by "wrap fee" plans) rather than the typical cash distribution. See "Tax Status" for additional information. You must notify the Trustee at least ten business days prior to the Mandatory Termination Date if you elect this In-Kind Distribution option. If you do not elect to participate in the In-Kind Distribution option, you will receive a cash distribution from the sale of the remaining Securities, along with your interest in the Income and Capital Accounts, within a reasonable time after such Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from the Trusts any accrued costs, expenses, advances or indemnities provided for by the Indenture, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to pay any taxes or other governmental charges.

     Information on the Sponsor, Trustee and Evaluator

The Sponsor.

We, First Trust Portfolios L.P., specialize in the underwriting, trading and wholesale distribution of unit investment trusts under the "First Trust" brand name and other securities. An Illinois limited partnership formed in 1991, we act as Sponsor for successive series of:

- The First Trust Combined Series

- FT Series (formerly known as The First Trust Special Situations Trust)

- The First Trust Insured Corporate Trust

- The First Trust of Insured Municipal Bonds

- The First Trust GNMA

First Trust introduced the first insured unit investment trust in 1974. To date we have deposited more than $43 billion in First Trust unit investment trusts. Our employees include a team of professionals with many years of experience in the unit investment trust industry.

We are a member of the National Association of Securities Dealers, Inc. and Securities Investor Protection Corporation. Our principal offices are at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number
(630) 241-4141. As of December 31, 2002, the total consolidated partners' capital of First Trust Portfolios L.P. and subsidiary was $15,580,362 (audited).

This information refers only to us and not to the Trusts or to any series of the Trusts or to any other dealer. We are including this information only to inform you of our financial responsibility and our ability to carry out our contractual obligations. We will provide more detailed financial information on request.

Code of Ethics. The Sponsor and the Trusts have adopted a code of ethics requiring the Sponsor's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trusts.

The Trustee.

The Trustee is JP Morgan Chase Bank, with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 Chase MetroTech Center, 3rd Floor, Brooklyn, New York 11245. If you have questions regarding the Trusts, you may call the Customer Service Help Line at 1-800-682-7520. The Trustee is supervised by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

The Trustee has not participated in selecting the Securities for the Trusts; it only provides administrative services.

Limitations of Liabilities of Sponsor and Trustee.

Neither we nor the Trustee will be liable for taking any action or for not taking any action in good faith according to the Indenture. We will also not be accountable for errors in judgment. We will only be liable for our own willful misfeasance, bad faith, gross negligence (ordinary negligence in the Trustee's case) or reckless disregard of our obligations and duties. The Trustee is not liable for any loss or depreciation when the Securities are sold. If we fail to act under the Indenture, the Trustee may do so, and the Trustee will not be liable for any action it takes in good faith under the Indenture.

The Trustee will not be liable for any taxes or other governmental charges or interest on the Securities which the Trustee may be required to pay under any present or future law of the United States or of any other taxing authority with jurisdiction. Also, the Indenture states other provisions regarding the liability of the Trustee.

If we do not perform any of our duties under the Indenture or are not able to act or become bankrupt, or if our affairs are taken over by public authorities, then the Trustee may:

- Appoint a successor sponsor, paying them a reasonable rate not more than that stated by the SEC;

- Terminate the Indenture and liquidate the Trusts; or

- Continue to act as Trustee without terminating the Indenture.

The Evaluator.

The Evaluator is First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The
Evaluator's address is 1001 Warrenville Road, Lisle, Illinois 60532.

The Trustee, Sponsor and Unit holders may rely on the accuracy of any evaluation prepared by the Evaluator. The Evaluator will make determinations in good faith based upon the best available information, but will not be liable to the Trustee, Sponsor or Unit holders for errors in judgment.

                     Other Information

Legal Opinions.

Our counsel is Chapman and Cutler, 111 W. Monroe St., Chicago, Illinois 60603. They have passed upon the legality of the Units offered hereby and certain matters relating to federal tax law. Carter, Ledyard & Milburn LLP acts as the Trustee's counsel, as well as special New York tax counsel for the Trusts.

Experts.

The financial statements of the Trusts for the period set forth in and included as part of Part One of this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

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Page 19


                             First Trust(R)

                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

                               Prospectus
                                Part Two

                                Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                          JP Morgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

  This prospectus contains information relating to the above-mentioned unit investment trusts, but does not contain all of the information about this investment company as filed with the Securities and Exchange
                Commission in Washington, D.C. under the:

- Securities Act of 1933 (file no. set forth in Part One for each Trust) and

- Investment Company Act of 1940 (file no. 811-05903)

  Information about the Trusts, including their Codes of Ethics, can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington D.C. Information regarding the operation of the Commission's Public Reference Room may be obtained by calling the
                      Commission at 1-202-942-8090.

 Information about the Trusts is available on the EDGAR Database on the
                      Commission's Internet site at
                           http://www.sec.gov.

                 To obtain copies at prescribed rates -

              Write: Public Reference Section of the Commission
                     450 Fifth Street, N.W.
                     Washington, D.C. 20549-0102
     e-mail address: publicinfo@sec.gov

                             April 30, 2003

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

Page 20


                  Bandwidth Solutions Portfolio Series
                       Bandwidth Portfolio Series

                                FT Series

PROSPECTUS                                    NOTE: THIS PART THREE PROSPECTUS
Part Three                                               MAY ONLY BE USED WITH
Dated March 31, 2003                                     PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                       Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Bandwidth Industry. Because more than 25% of each Trust is invested in telecommunications companies which are focusing on bandwidth technologies, each Trust is considered to be concentrated in the bandwidth technology industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. The market for high technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence or loss of patent protection, cyclical market patterns, evolving industry standards and frequent new product introductions. Certain communications/bandwidth companies are subject to substantial governmental regulation, which among other things, regulates permitted rates of return and the kinds of services that a company may offer. The communications industry has experienced substantial deregulation in recent years. Deregulation may lead to fierce competition for market share and can have a negative impact on certain companies. Competitive pressures are intense and communications stocks can experience rapid volatility.

                     Public Offering

Discounts for Certain Persons.

For all Trusts except FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                     Your maximum
If you invest                        sales charge
(in thousands):*                     will be:
_________________                    ____________
$50 but less than $100               4.25%
$100 but less than $250              4.00%
$250 but less than $500              3.50%
$500 or more                         2.50%

For FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced as described below.

                                       Your maximum
                                       transactional
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      _____________
$50 but less than $100                 4.15%
$100 but less than $250                3.90%
$250 but less than $500                3.40%
$500 but less than $1 million          2.40%
$1 million or more                     1.50%

* Breakpoint sales charges will be reduced by the amount of reduction to the maximum sales charge. Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                  Expenses and Charges

As Sponsor, we will receive a fee from FT 503 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% for each Portfolio Series of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                  Bandwidth Solutions Portfolio Series
                       Bandwidth Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                  Bandwidth Solutions Portfolio Series
                       Bandwidth Portfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated March 31, 2003. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Bandwidth                                                   2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial

Page 1

reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Bandwidth. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail. The market for high-technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products and services. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

The communications industry is subject to governmental regulation. However, as market forces develop, the government will continue to deregulate the communications industry, promoting vigorous economic competition and resulting in the rapid development of new communications technologies. The products and services of communications companies may be subject to rapid obsolescence. These factors could affect the value of a Trust's Units. For example, while telephone companies in the United States are subject to both state and federal regulations affecting permitted rates of returns and the kinds of services that may be offered, the prohibition against phone companies delivering video services has been lifted. This creates competition between phone companies and cable operators and encourages phone companies to modernize their communications infrastructure. Certain types of companies represented in a Trust's portfolio are engaged in fierce competition for a share of the market of their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility.

Many communications companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology.

Page 2


                    Biotechnology Growth Trust Series
                     Biotechnology Portfolio Series

               The First Trust(R) Special Situations Trust
                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated October 31, 2002                                    PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                       Portfolios

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of biotechnology companies and pharmaceutical companies actively participating in the biotechnology industry.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Biotechnology/Pharmaceutical Industries. Because more than 25% of each Trust is invested in companies involved in drug development and production, each Trust is considered to be concentrated in the biotechnology and pharmaceutical industries. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Biotech and pharmaceutical companies are subject to changing government regulation, including price controls, national health insurance, managed care regulation and tax incentives or penalties related to medical insurance premiums, which could have a negative effect on the price and availability of their products and services. In addition, such companies face increasing competition from generic drug sales, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever go to market or show a profit. Many of these companies may not offer certain drugs or products for several years, and as a result, may have significant losses of revenue and earnings.

                     Public Offering

Discounts for Certain Persons.

For all Trusts except FT 503 and FT 549, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                     Your maximum
If you invest                        sales charge
(in thousands):*                     will be:
_________________                    ____________
$50 but less than $100               4.25%
$100 but less than $250              4.00%
$250 but less than $500              3.50%
$500 or more                         2.50%

For FT 503 and FT 549, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced as described below.

                                     Your maximum
                                     transactional
If you invest                        sales charge
(in thousands):*                     will be:
_________________                    _____________
$50 but less than $100               4.15%
$100 but less than $250              3.90%
$250 but less than $500              3.40%
$500 but less than $1 million        2.40%
$1 million or more                   1.50%

* Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                  Expenses and Charges

As Sponsor, we will receive a fee from FT 503 and FT 549 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                    Biotechnology Growth Trust Series
                     Biotechnology Portfolio Series

               The First Trust(R) Special Situations Trust
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                    Biotechnology Growth Trust Series
                     Biotechnology Portfolio Series

               The First Trust(R) Special Situations Trust
                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated October 31, 2002. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Concentration
   Biotechnology/Pharmaceutical                                1

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Concentration

Biotechnology/Pharmaceutical. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail.

Companies involved in advanced medical devices and instruments, drugs and biotech have potential risks unique to their sector of the healthcare field. These companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products or services, generic drug sales, the termination of patent protection for drug or medical supply products and the risk that technological advances will render their products obsolete. The research and development costs of bringing a drug to market are substantial, and include lengthy governmental review processes with no guarantee that the product will ever come to market. Many of these companies may have losses and may not offer certain

Page 1

products for several years. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic.

As the population of the United States ages, the companies involved in the healthcare field will continue to search for and develop new drugs, medical products and medical services through advanced technologies and diagnostics. On a worldwide basis, such companies are involved in the development and distributions of drugs, vaccines, medical products and medical services. These activities may make the biotechnology/pharmaceuticals sector very attractive for investors seeking the potential for growth in their investment portfolio. However, there are no assurances that the Trust's objectives will be met.

Legislative proposals concerning healthcare are proposed in Congress from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs). The Sponsor is unable to predict the effect of any of these proposals, if enacted, on the issuers of Securities in a Trust.

Page 2



                       e-Business Portfolio Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated December 31, 2002                                   PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                        Portfolios

Objectives.

The objective of each Trust is to provide the potential for above-average capital appreciation through an investment in common stocks of companies that are either marketing their goods and services on the Internet or selling their products and services to those companies transacting business on the Web.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

e-Commerce Industry (Business to Consumer and Business-to-Business). Because more than 25% of each Trust is invested in online retail companies, these Trusts are considered to be concentrated in the online retail industry. The e-Business Portfolio Series includes companies involved with business-to-business online selling, including companies who are marketing goods and services or transacting business online. General risks for these companies include the state of the worldwide economy, intense global competition, and rapid obsolescence of the utilized technologies and their related systems, products and services. While business-to-business e-commerce is evolving rapidly, future demand for individual products and services is impossible to predict.

E-commerce company stocks have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Many such companies have exceptionally high price-to-earnings ratios with little or no earnings histories. In addition, numerous e-commerce companies have only recently begun operations, and may have limited product lines, markets or financial resources, limited trading histories and fewer experienced management personnel. Finally, the lack of barriers to entry suggests a future of intense competition for online retailers.

Technology Industry. The Trusts are also considered to be concentrated in the technology industry. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

                      Public Offering

Discounts for Certain Persons.

For all Trusts except FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

For FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced as described below.

                                    Your maximum
                                    transactional
If you invest                       sales charge
(in thousands):*                    will be:
_________________                   _____________
$50 but less than $100              4.15%
$100 but less than $250             3.90%
$250 but less than $500             3.40%
$500 but less than $1 million       2.40%
$1 million or more                  1.50%

* Breakpoint sales charges will be reduced by the amount of any reduction to the maximum sales charge. Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                   Expenses and Charges

In addition to the expenses and charges listed in Part Two of this prospectus, as Sponsor we will receive a fee from FT 503 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

             Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                       e-Business Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                       e-Business Portfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated December 31, 2002. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Litigation
   Microsoft Corporation                                       1
Concentrations
   Electronic Commerce                                         2
   Technology                                                  2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Litigation

Microsoft Corporation. Microsoft Corporation has been engaged in litigation with the U.S. Department of Justice, 20 states and the District of Columbia. A federal appellate court affirmed a district court finding of liability against Microsoft for violation of the Sherman Antitrust Act and various state antitrust laws. One state withdrew from the litigation prior to the issuance of liability findings. Another settled its claims in July 2001. The claims of several other states were litigated through liability and have been conditionally settled as to the issue of remedy. On November 1, 2002, a federal district judge approved a settlement between Microsoft, the U.S. Department of Justice and the remaining nine other states and the

District of Columbia. The settlement includes various provisions addressing licensing and pricing, middleware programs, retaliation against original equipment manufacturers, release of information and creation of a compliance committee. Microsoft is subject to the terms of the settlement for five years with the possibility of a one-time extension of up to two years.

Federal and state authorities continue to review the legality of Microsoft's licensing practices and potential abuses of its monopoly power. In addition, the European Union is also investigating allegations of Microsoft antitrust violations which may result in additional litigation. It is impossible to predict what impact any future litigation or settlement will have on Microsoft or the value of its stock.

Concentrations

Electronic Commerce. An investment in Units of the Trusts should be made with an understanding of the characteristics of the problems and risks such an investment may entail. The Trusts consist of common stocks of retailers that market their goods and services on the Internet and technology companies that create the tools to make it possible. The profitability of companies engaged in the retail industry will be affected by various factors including the general state of the economy and consumer spending trends. Recently, there have been major changes in the retail environment due to the declaration of bankruptcy by some of the major corporations involved in the retail industry, particularly the department store segment. The continued viability of the retail industry will depend on the industry's ability to adapt and to compete in changing economic and social conditions, to attract and retain capable management, and to finance expansion. Weakness in the banking or real estate industry, a recessionary economic climate with the consequent slowdown in employment growth, less favorable trends in unemployment or a marked deceleration in real disposable personal income growth could result in significant pressure on both consumer wealth and consumer confidence, adversely affecting consumer spending habits. In addition, competitiveness of the retail industry will require large capital outlays for investment in the installation of automated checkout equipment to control inventory, to track the sale of individual items and to gauge the success of sales campaigns. Increasing employee and retiree benefit costs may also have an adverse effect on the industry. In many sectors of the retail industry, competition may be fierce due to market saturation, converging consumer tastes and other factors. Because of these factors and the recent increase in trade opportunities with other countries, American retailers are now entering global markets which entail added risks such as sudden weakening of foreign economies, difficulty in adapting to local conditions and constraints and added research costs.

Retailers who sell their products over the Internet have the potential to access more consumers, but will require the capital to acquire and maintain sophisticated technology. E-commerce company stocks have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Many such companies have exceptionally high price-to-earnings ratios with little or no earnings histories. In addition, numerous e-commerce companies have only recently begun operations, and may have limited product lines, markets or financial resources, as well as fewer experienced management personnel. Finally, the lack of barriers to entry suggests a future of intense competition for online retailers.

See "Technology" below, for additional information concerning the risks of companies engaged in the technology industry.

Technology. An investment in Units of the Trusts should be made with an understanding of the characteristics of the problems and risks such an investment may entail. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

                    e-Infrastructure Portfolio Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated February 28, 2003                                   PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              FIRST TRUST (R)
                              1-800-621-9533

                        Portfolios

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of technology companies which provide the infrastructure which helped build the Internet.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Technology Industry. Because more than 25% of each Trust is invested in the common stocks of companies in the technology industry, these Trusts are considered to be concentrated in the technology industry. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

                      Public Offering

Discounts for Certain Persons.

For all Trusts except FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                     Your maximum
If you invest                        sales charge
(in thousands):*                     will be:
_________________                    ____________
$50 but less than $100               4.25%
$100 but less than $250              4.00%
$250 but less than $500              3.50%
$500 or more                         2.50%

For FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced as described below.

                                       Your maximum
                                       transactional
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      _____________
$50 but less than $100                 4.15%
$100 but less than $250                3.90%
$250 but less than $500                3.40%
$500 but less than $1 million          2.40%
$1 million or more                     1.50%

* Breakpoint sales charges will be reduced by the amount of reduction to the maximum sales charge. Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                   Expenses and Charges

In addition to the expenses and charges listed in Part Two of this prospectus, as Sponsor we will receive a fee from FT 503 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                    e-Infrastructure Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                    e-Infrastructure Portfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated February 28, 2003. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Litigation
   Microsoft Corporation                                       2
Concentration
   Technology                                                  2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trust consist of securities of foreign issuers, an investment in the Trust involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trust, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trust.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the U.S. dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trust are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trust of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trust. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trust and on the ability of the Trust to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trust relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by the Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trust will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trust will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Litigation

Microsoft Corporation. Microsoft Corporation has been engaged in litigation with the U.S. Department of Justice, 20 states and the District of Columbia. A federal appellate court affirmed a district court finding of liability against Microsoft for violation of the Sherman Antitrust Act and various state antitrust laws. One state withdrew from the litigation prior to the issuance of liability findings. Another settled its claims in July 2001. The claims of several other states were litigated through liability and have been conditionally settled as to the issue of remedy. On November 1, 2002, a federal district judge approved a settlement between Microsoft, the U.S. Department of Justice and the remaining nine other states and the District of Columbia. The settlement includes various provisions addressing licensing and pricing, middleware programs, retaliation against original equipment manufacturers, release of information and creation of a compliance committee. Microsoft is subject to the terms of the settlement for five years with the possibility of a one-time extension of up to two years.

Federal and state authorities continue to review the legality of Microsoft's licensing practices and potential abuses of its monopoly power. In addition, the European Union is also investigating allegations of Microsoft antitrust violations which may result in additional litigation. It is impossible to predict what impact any future litigation or settlement will have on Microsoft or the value of its stock.

Concentration

Technology. An investment in Units of the Trusts should be made with an understanding of the characteristics of the problems and risks such an investment may entail. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

                      Fiber Optics Portfolio Series
                                FT Series

PROSPECTUS                                  NOTE: THIS PART THREE PROSPECTUS
Part Three                                             MAY ONLY BE USED WITH
Dated April 30, 2003                                   PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                                Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of telecommunications companies focusing on the use of fiber optic technology.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Fiber Optics Industry. Because more than 25% of each Trust is invested in communications companies which focus on the use of fiber optic technology, each Trust is considered to be concentrated in the fiber optics industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. The market for high technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence or loss of patent protection, cyclical market patterns, evolving industry standards and frequent new product introductions. Certain communications/fiber optic companies are subject to substantial governmental regulation, which among other things, regulates permitted rates of return and the kinds of services that a company may offer. The communications industry has experienced substantial deregulation in recent years. Deregulation may lead to fierce competition for market share and can have a negative impact on certain companies. Competitive pressures are intense and communications stocks can experience rapid volatility.

                     Public Offering

Discounts for Certain Persons.

For all Trusts except FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                     Your maximum
If you invest                        sales charge
(in thousands):*                     will be:
_________________                    ____________
$50 but less than $100               4.25%
$100 but less than $250              4.00%
$250 but less than $500              3.50%
$500 or more                         2.50%

For FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced as described below.

                                     Your maximum
                                     transactional
If you invest                        sales charge
(in thousands):*                     will be:
_________________                    _____________
$50 but less than $100               4.15%
$100 but less than $250              3.90%
$250 but less than $500              3.40%
$500 but less than $1 million        2.40%
$1 million or more                   1.50%

* Breakpoint sales charges will be reduced by the amount of reduction to the maximum sales charge. Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                  Expenses and Charges

In addition to the expenses and charges listed in Part Two of this prospectus, as Sponsor we will receive a fee from FT 503 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                      Fiber Optics Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)


                      Fiber Optics Portfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated April 30, 2003. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Fiber Optics                                                2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial

Page 1

reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Fiber Optics. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail. The market for high-technology fiber optic products and services is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products and services. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

The fiber optic industry is subject to governmental regulation. However, as market forces develop, the government will continue to deregulate the fiber optic industry, promoting vigorous economic competition and resulting in the rapid development of new fiber optic technologies. The products and services of fiber optic companies may be subject to rapid obsolescence. These factors could affect the value of a Trust's Units. For example, while telephone companies in the United States are subject to both state and federal regulations affecting permitted rates of returns and the kinds of services that may be offered, the prohibition against phone companies delivering video services has been lifted. This creates competition between phone companies and cable operators and encourages phone companies to modernize their communications infrastructure. Certain types of companies represented in the Trusts' portfolios are engaged in fierce competition for a share of the market of their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility.

Many fiber optic companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology.

Page 2



                 Genomics & Proteomics Portfolio Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated June 28, 2002                                       PART ONE AND PART TWO

The Trusts consist of a diversified portfolio of common stocks (the "Securities") issued by companies in the industry sector or investment focus for which the Trusts are named. The Trusts seek to provide monthly income and the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                       Portfolios

Objectives.

Each Trust's objective is to provide investors with monthly income and the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of biotechnology companies and pharmaceutical companies that are actively participating in genomics and proteomics research. Biotechnology companies are continually trying to understand the cause of disease in order to find appropriate treatments or even cures. Two of the more prominent methods used to increase the speed and accuracy of drug discovery and development are genomics and proteomics.

Genomics. Genomics refers to the study of the entire collection of human genes. By deciphering the human genetic code, researchers hope to expose the genes that are responsible for the disease they are targeting. Advances in this area allow researchers to develop starting points to treat the causes of the targeted disease.

Proteomics. Proteomics is the link between genes, proteins and disease. Protein mediators control the gene's actions and are responsible for normal biological functions and disease mechanisms. Many of the top selling drugs either target proteins or are proteins. Development in this area should help to identify how diseases start and how they progress.

A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely.

You should be aware that predictions stated herein for the biotechnology and pharmaceutical industries may not be realized. In addition, the Securities contained in each Trust are not intended to be representative of the biotechnology and pharmaceutical industries as a whole and the performance of each Trust is expected to differ from that of the biotechnology and pharmaceutical industries. Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Biotechnology/Pharmaceutical Industries. Because more than 25% of each Trust is invested in common stock of biotechnology and pharmaceutical companies, each Trust is considered to be concentrated in the biotechnology and pharmaceutical industries. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Biotechnology and pharmaceutical companies are subject to changing government regulation, including price controls, national health insurance, managed care regulation and tax incentives or penalties related to medical insurance premiums, which could have a negative effect on the price and availability of their products and services. In addition, such companies face increasing competition from generic drug sales, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever go to market or show a profit. Many of these companies may not offer certain drugs or products for several years, and as a result, may have significant losses of revenue and earnings.

                     Public Offering

Discounts for Certain Persons.

For all Trusts except FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                    Your maximum
  If you invest                       sales charge
(in thousands):*                           will be:
_________________                   _____________
$50 but less than $100                 4.25%
$100 but less than $250                4.00%
$250 but less than $500                3.50%
$500 or more                           2.50%

For FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced as described below.

                                    Your maximum
                                    transactional
If you invest                       sales charge
(in thousands):*                    will be:
_________________                   _____________
$50 but less than $100              4.15%
$100 but less than $250             3.90%
$250 but less than $500             3.40%
$500 but less than $1 million       2.40%
$1 million or more                  1.50%

* Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the maximum sales charge.

                  Expenses and Charges

As Sponsor, we will receive a fee from FT 503 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% for each Portfolio Series of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                 Genomics & Proteomics Portfolio Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                        First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                   Genomics & Proteomics Portfolio Series

                              The FT Series

                          Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated June 28, 2002. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Concentration
   Biotechnology/Pharmaceutical                                1

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Concentration

Biotechnology/Pharmaceutical. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail.

Companies involved in advanced medical devices and instruments, drugs and biotech have potential risks unique to their sector of the healthcare field. These companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products or services, generic drug sales, the termination of patent protection for drug or medical supply products and the risk that technological advances will render their products obsolete. The research and development costs of bringing a drug to market are substantial, and include lengthy governmental review processes with no guarantee that the product will ever come to market. Many of these companies may have losses and may not offer certain products for several years. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic.

Page 1


As the population of the United States ages, the companies involved in the healthcare field will continue to search for and develop new drugs, medical products and medical services through advanced technologies and diagnostics. On a worldwide basis, such companies are involved in the development and distributions of drugs, vaccines, medical products and medical services. These activities may make the biotechnology/pharmaceuticals sector very attractive for investors seeking the potential for growth in their investment portfolio. However, there are no assurances that a Trust's objective will be met.

Legislative proposals concerning healthcare are proposed in Congress from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs). The Sponsor is unable to predict the effect of any of these proposals, if enacted, on the issuers of Securities in the Trusts.

Page 2


                   Global Technology Portfolio Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated October 31, 2002                                    PART ONE AND PART TWO

The Trusts consist of a diversified portfolio of common stocks (the "Securities") issued by companies in the industry sector or investment focus for which the Trusts are named. The Trusts seek to provide monthly income and the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-9533

                        Portfolios

Objectives.

Each Trust's objective is to provide investors with monthly income and the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of technology companies which are working to meet the potential increase in worldwide demand for telecommunications and technology that is being created by the e-revolution. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely.

You should be aware that predictions stated herein for the technology industry may not be realized. In addition, the Securities contained in each Trust are not intended to be representative of the technology industry as a whole and the performance of each Trust is expected to differ from that of the technology industry. Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Technology Industry. Because more than 25% of each Trust is invested in common stock of technology companies, each Trust is considered to be concentrated in the technology industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

                      Public Offering

Discounts for Certain Persons.

For all Trusts except FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                    Your maximum
If you invest                       sales charge
(in thousands):*                    will be:
_________________                   ____________
$50 but less than $100              4.25%
$100 but less than $250             4.00%
$250 but less than $500             3.50%
$500 or more                        2.50%

For FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced as described below.

                                    Your maximum
                                    transactional
If you invest                       sales charge
(in thousands):*                    will be:
_________________                   _____________
$50 but less than $100              4.15%
$100 but less than $250             3.90%
$250 but less than $500             3.40%
$500 but less than $1 million       2.40%
$1 million or more                  1.50%

* Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the maximum sales charge.

                  Expenses and Charges

As Sponsor, we will receive a fee from FT 503 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% for each Portfolio Series of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                   Global Technology Portfolio Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                              First Trust(R)

                    Global Technology Portfolio Series

                               The FT Series

                          Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated October 31, 2002. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Technology                                                  2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the U.S. dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Technology. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

                     Semiconductor Portfolio Series
                    Semiconductor Growth Trust Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated February 28, 2003                                   PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)
                             1-800-621-9533

Page 1


                        Portfolios

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of technology companies in the semiconductor industry

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Technology Industry. Because more than 25% of each Trust is invested in common stocks of companies in the technology industry, these Trusts are considered to be concentrated in the technology industry. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

                      Public Offering

Discounts for Certain Persons.

For all Trusts except FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                     Your maximum
If you invest                        sales charge
(in thousands):*                     will be:
_________________                    ____________
$50 but less than $100               4.25%
$100 but less than $250              4.00%
$250 but less than $500              3.50%
$500 or more                         2.50%

For FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced as described below.

                                       Your maximum
                                       transactional
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      _____________
$50 but less than $100                 4.15%
$100 but less than $250                3.90%
$250 but less than $500                3.40%
$500 but less than $1 million          2.40%
$1 million or more                     1.50%

* Breakpoint sales charges will be reduced by the amount of reduction to the maximum sales charge. Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-

Page 1

in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                   Expenses and Charges

In addition to the expenses and charges listed in Part Two of this prospectus, as Sponsor we will receive a fee from FT 503 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

             Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

Page 3


                             First Trust(R)

                     Semiconductor Portfolio Series
                    Semiconductor Growth Trust Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

Page 4


                             First Trust(R)

                     Semiconductor Portfolio Series
                    Semiconductor Growth Trust Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated February 28, 2003. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Technology                                                  2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in a Trust involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the U.S. dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trust of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trust. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by the Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trust will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trust will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Technology. An investment in Units of the Trusts should be made with an understanding of the characteristics of the problems and risks such an investment may entail. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

               Software Innovations 2000 Portfolio Series
                  Software Innovations Portfolio Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated February 28, 2003                                   PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)
                             1-800-621-9533

                        Portfolios

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of companies that provide software products and services to address a wide variety of business needs, including application, computer data security, e-Business, enterprise and storage management.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Technology Industry. Because more than 25% of each Trust is invested in common stocks of companies in the technology industry, these Trusts are considered to be concentrated in the technology industry. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

                      Public Offering

Discounts for Certain Persons.

For all Trusts except FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                     Your maximum
If you invest                        sales charge
(in thousands):*                     will be:
_________________                    ____________
$50 but less than $100               4.25%
$100 but less than $250              4.00%
$250 but less than $500              3.50%
$500 or more                         2.50%

For FT 503, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced as described below.

                                       Your maximum
                                       transactional
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      _____________
$50 but less than $100                 4.15%
$100 but less than $250                3.90%
$250 but less than $500                3.40%
$500 but less than $1 million          2.40%
$1 million or more                     1.50%

* Breakpoint sales charges will be reduced by the amount of reduction to the maximum sales charge. Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

                   Expenses and Charges

In addition to the expenses and charges listed in Part Two of this prospectus, as Sponsor we will receive a fee from FT 503 for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is accrued (and becomes a liability of each Trust) on a daily basis. The dollar amount of the creation and development fee accrued each day, which will vary with fluctuations in a Trust's net asset value, is determined by multiplying the net asset value of the Trust on that day by 1/365 of the annual creation and development fee of .35% for each Trust. The total amount of any accrued but unpaid creation and development fee is paid to the Sponsor on a monthly basis from the assets of your Trust. If you redeem your Units, you will only be responsible for any accrued and unpaid creation and development fee through the date of redemption. In connection with the creation and development fee, in no event will the Sponsor collect more than .55% of a Unit holder's initial investment. We do not use this fee to pay distribution expenses or as compensation for sales efforts.

             Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

               Software Innovations 2000 Portfolio Series
                  Software Innovations Portfolio Series
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)


               Software Innovations 2000 Portfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated February 28, 2003. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Litigation
   Microsoft Corporation                                       2
Concentration
   Technology                                                  2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in a Trust involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the U.S. dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trust of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trust. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by the Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trust will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trust will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Litigation

Microsoft Corporation. Microsoft Corporation has been engaged in litigation with the U.S. Department of Justice, 20 states and the District of Columbia. A federal appellate court affirmed a district court finding of liability against Microsoft for violation of the Sherman Antitrust Act and various state antitrust laws. One state withdrew from the litigation prior to the issuance of liability findings. Another settled its claims in July 2001. The claims of several other states were litigated through liability and have been conditionally settled as to the issue of remedy. On November 1, 2002, a federal district judge approved a settlement between Microsoft, the U.S. Department of Justice and the remaining nine other states and the District of Columbia. The settlement includes various provisions addressing licensing and pricing, middleware programs, retaliation against original equipment manufacturers, release of information and creation of a compliance committee. Microsoft is subject to the terms of the settlement for five years with the possibility of a one-time extension of up to two years.

Federal and state authorities continue to review the legality of Microsoft's licensing practices and potential abuses of its monopoly power. In addition, the European Union is also investigating allegations of Microsoft antitrust violations which may result in additional litigation. It is impossible to predict what impact any future litigation or settlement will have on Microsoft or the value of its stock.

Concentration

Technology. An investment in Units of the Trusts should be made with an understanding of the characteristics of the problems and risks such an investment may entail. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

                  World Wide Wireless Portfolio Series

                                FT Series

PROSPECTUS                                  NOTE: THIS PART THREE PROSPECTUS
Part Three                                             MAY ONLY BE USED WITH
Dated February 28, 2003                                PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)
                             1-800-621-9533

                        Portfolios

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of telecommunications companies which provide products and/or services used in wireless communications.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Communications Industry. Because more than 25% of each Trust is invested in the common stocks of communications companies, these Trusts are considered to be concentrated in the communications industry. The market for high technology wireless communications products and services is characterized by rapidly changing technology, rapid product obsolescence or loss of patent protection, cyclical market patterns, evolving industry standards and frequent new product introductions. Certain communications companies are subject to substantial governmental regulation, which among other things, regulates permitted rates of return and the kinds of services that a company may offer. The communications industry has experienced substantial deregulation in recent years. Deregulation may lead to fierce competition for market share and can have a negative impact on certain companies. Competitive pressures are intense and communications stocks can experience rapid volatility.

                      Public Offering

Discounts for Certain Persons.

For all Trusts except FT 503 and FT 557, if you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described in Part Two of this prospectus), the sales charge is reduced, as follows:

                                        Your maximum
If you invest                           sales charge
(in thousands):*                        will be:
_________________                       ____________
$50 but less than $100                  4.25%
$100 but less than $250                 4.00%
$250 but less than $500                 3.50%
$500 or more                            2.50%

For FT 503 and FT 557:

                                       Your maximum
                                       transactional
If you invest                          sales charge
(in thousands):*                       will be:
_________________                      _____________
$50 but less than $100                 4.15%
$100 but less than $250                3.90%
$250 but less than $500                3.40%
$500 but less than $1 million          2.40%
$1 million or more                     1.50%

* Breakpoint sales charges will be reduced by the amount of any reduction to the maximum sales charge. Breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charge will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for a reduced sales charge. Any reduced transactional sales charge is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

             Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                  World Wide Wireless Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                           JPMorgan Chase Bank

                   4 Chase MetroTech Center, 3rd floor
                        Brooklyn, New York 11245
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)


                  World Wide Wireless Portfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated February 28, 2003. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Communication                                               2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in a Trust involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial

Page 1

reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for each Trust.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the U.S. dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to a Trust of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to a Trust. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in a Trust and on the ability of a Trust to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by the Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by a Trust will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Communications. An investment in Units of the Trusts should be made with an understanding of the problems and risks inherent in the communications sector in general. The market for high-technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products and services. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

The communications industry is subject to governmental regulation. However, as market forces develop, the government will continue to deregulate the communications industry, promoting vigorous economic competition and resulting in the rapid development of new communications technologies. The products and services of communications companies may be subject to rapid obsolescence. These factors could affect the value of the Trusts' Units. For example, while telephone companies in the United States are subject to both state and federal regulations affecting permitted rates of returns and the kinds of services that may be offered, the prohibition against phone companies delivering video services has been lifted. This creates competition between phone companies and cable operators and encourages phone companies to modernize their communications infrastructure. Certain types of companies represented in the Trust's portfolio are engaged in fierce competition for a share of the market for their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility.

Many communications companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology.

Page 2



              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors

                               S-1
                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 503 BANDWIDTH SOLUTIONS PORTFOLIO, SERIES 5, BIOTECHNOLOGY PORTFOLIO, SERIES 5, E-BUSINESS PORTFOLIO, SERIES 5, E-INFRASTRUCTURE PORTFOLIO, SERIES 4, FIBER OPTICS PORTFOLIO, SERIES 4, GENOMICS & PROTEOMICS PORTFOLIO, SERIES 4, GLOBAL
TECHNOLOGY PORTFOLIO, SERIES 3, SEMICONDUCTOR PORTFOLIO, SERIES 6, SOFTWARE INNOVATIONS PORTFOLIO, SERIES 5 AND WORLD WIDE WIRELESS PORTFOLIO, SERIES 4, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on April 30, 2003.

                              FT 503
                              BANDWIDTH SOLUTIONS PORTFOLIO,
                                  SERIES 5
                                  BIOTECHNOLOGY PORTFOLIO, SERIES 5
                                  E-BUSINESS PORTFOLIO, SERIES 5
                                  E-INFRASTRUCTURE PORTFOLIO,
                                  SERIES 4
                                  FIBER OPTICS PORTFOLIO, SERIES 4
                                  GENOMICS & PROTEOMICS PORTFOLIO,
                                  SERIES 4
                                  GLOBAL TECHNOLOGY PORTFOLIO,
                                  SERIES 3
                                  SEMICONDUCTOR PORTFOLIO, SERIES 6
                                  SOFTWARE INNOVATIONS PORTFOLIO,
                                  SERIES 5
                                  WORLD WIDE WIRELESS PORTFOLIO,
                                  SERIES 4
                                    (Registrant)
                              By  FIRST TRUST PORTFOLIOS, L.P.
                                    (Depositor)


                              By  Robert M. Porcellino
                                  Senior Vice President

                           S-2

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                 TITLE*                 DATE

David J. Allen             Director           )
                           of The Charger     )
                           Corporation, the   ) April 30, 2003
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )
                                              )
Judith M. Van Kampen       Director           )
                           of The Charger     ) Robert M. Porcellino
                           Corporation, the   ) Attorney-in-Fact**
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )

Karla M. Van Kampen-Pierre Director           )
                           of The Charger     )
                           Corporation, the   )
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )

David G. Wisen             Director           )
                           of The Charger     )
                           Corporation, the   )
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )



       * The title of the person named herein represents his capacity in and relationship to First Trust Portfolios, L.P., Depositor.

       ** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of FT 597 (File No. 333-76518) and the same is hereby incorporated herein by this reference.

                               S-3

                  INDEPENDENT AUDITORS' CONSENT


We consent to the use in this Post-Effective Amendment to this Registration Statement of FT Series of our reports dated April 14, 2003 appearing in the Prospectus, which is a part of such Registration Statement, and to the reference to us under the heading "Experts" in such Prospectus.




Deloitte & Touche LLP



Chicago, Illinois
April 28, 2003